Securities Act Registration No. 033-98726
                                       Investment Company Act Reg. No. 811-09120
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                           ---------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 16 |X|
                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                              Amendment No. 17 |X|
                        (Check appropriate box or boxes.)


                           --------------------------

                            PRUDENT BEAR FUNDS, INC.
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

          8140 Walnut Hill Lane
                Suite 300
              Dallas, Texas                                        75231
              -------------                                        -----
(Address of Principal Executive Offices)                         (Zip Code)

                                 (214) 696-5474
                           --------------------------
              (Registrant's Telephone Number, including Area Code)

                                                              Copy to:
             David W. Tice
     c/o Prudent Bear Funds, Inc.                        Richard L. Teigen
         8140 Walnut Hill Lane                          Foley & Lardner LLP
               Suite 300                             777 East Wisconsin Avenue
             Dallas, Texas                           Milwaukee, Wisconsin 23202
             -------------                           --------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):


         |X|      immediately upon filing pursuant to paragraph (b)

         [ ]      on (date) pursuant to paragraph (b)


         [ ]      60 days after filing pursuant to paragraph (a) (1)

         [ ]      on (date) pursuant to paragraph (a) (1)

         [ ]      75 days after filing pursuant to paragraph (a) (2)

         [ ]      on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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PROSPECTUS                                                      JANUARY 31, 2007



                                PRUDENT BEAR FUND
                           PRUDENT GLOBAL INCOME FUND

                                  PRUDENT BEAR
                                   FUNDS, INC.

                                 NO LOAD SHARES

     Prudent Bear Funds, Inc.     1-800-711-1848
     www.prudentbear.com     (Fund & Account Information)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PRUDENT BEAR FUNDS, INC.

                                                                  NO LOAD SHARES

PRUDENT BEAR FUND

PRUDENT GLOBAL INCOME FUND

     The Prudent Bear Fund is a mutual fund seeking capital appreciation. The Prudent Global Income Fund is a mutual fund seeking to provide current income and capital appreciation in a volatile economic environment.

     Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Prudent Bear Fund and the Prudent Global Income Fund invest and the services they offer to shareholders.

TABLE  OF  CONTENTS


Questions Every Investor Should Ask Before
  Investing in the Prudent Bear Funds                                          3
Fees and Expenses                                                             10
Investment Objectives and Strategies                                          11
Management of the Funds                                                       13
The Funds' Share Price                                                        15
Purchasing No Load Shares                                                     16
Redeeming No Load Shares                                                      20
Exchanging No Load Shares                                                     25
Dividends, Distributions and Taxes                                            26
Financial Highlights                                                          26


QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PRUDENT BEAR FUNDS

1.   WHAT ARE  THE  FUNDS'  GOALS?

     PRUDENT BEAR FUND

     The  Prudent  Bear  Fund seeks capital appreciation.

     PRUDENT GLOBAL INCOME FUND

     The Prudent Global Income Fund seeks current income and capital appreciation.

2.   WHAT ARE  THE  FUNDS'  PRINCIPAL  INVESTMENT  STRATEGIES?

     PRUDENT  BEAR  FUND


     The Prudent Bear Fund seeks capital appreciation primarily through short sales of equity securities when overall market valuations are high and through long positions in equity securities when overall market valuations are low. The Prudent Bear Fund will hold more "short" equity positions than "long" equity positions when the dividend yield for the aggregate stock market is low relative to its historic range (i.e., overall market valuations are high). Its "short" equity positions will consist primarily of short sales of common stocks, short sales of stock indexes, short sales of stock index futures, purchases of put options on common stocks, purchases of put options on stock indexes and purchases of put options on stock index futures. In effecting short sales of common stocks and purchasing put options on common stocks, the Prudent Bear Fund's investment adviser, David W. Tice & Associates, LLC (the "Adviser") utilizes "bottom-up" investment analysis. This means the Adviser bases investment decisions on company-specific fundamental factors. In effecting short sales of stock indexes or stock index futures and purchasing put options on stock indexes or stock index futures, the Adviser utilizes a "top-down" investment approach that focuses on factors affecting the stock market or market sectors in general. Under most market conditions, the Adviser will use a combination of the above investment techniques with the percentage used by each to be determined by the Adviser's evaluation of market conditions, the valuation and liquidity of individual stocks, and other factors.


     The Prudent Bear Fund will hold more "long" equity positions than "short" equity positions when the dividend yield for the aggregate stock market is high relative to its historic range (i.e., overall market valuations are low). Its "long" equity positions will primarily consist of equity securities of North American companies. In selecting common stocks, the Adviser takes a "value" investment approach utilizing "bottom-up" investment analysis.

     When the dividend yield for the aggregate stock market is neither high nor low relative to its historic range, the Adviser will allocate the Prudent Bear Fund's portfolio between "short" equity and "long" equity positions in its discretion. At all times the Prudent Bear Fund will have both "short" and "long" equity positions as the Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market.

     While the Adviser believes the dividend yield of the aggregate stock market is a reasonable long- term measure of stock price over or under valuation, the Adviser also considers other factors in the economy in relation to the dividend yield. If the dividend yield is within historic ranges relative to interest rates and other economic variables, the Adviser would likely apply the guidelines described above. However if, for example, interest rates rose dramatically so that a relatively high dividend yield was not in its historic relation to interest rates, the Adviser might hold more "short" equity positions than "long" equity positions until it believed conditions warranted a shift in portfolio allocation.

     The Prudent Bear Fund purchases restricted securities in private placement transactions. The Prudent Bear Fund also invests in equity securities of companies that mine or explore for precious metals.

     The Adviser actively manages the Prudent Bear Fund's portfolio. The Prudent Bear Fund's annual portfolio turnover rate usually will exceed 100%.

     PRUDENT  GLOBAL  INCOME  FUND

     The Prudent Global Income Fund seeks current income and capital appreciation in a volatile economic environment. If the Prudent Global Income Fund is successful in achieving its investment objectives, investors should be able to maintain their purchasing power on a global basis. The Prudent Global Income Fund primarily invests in:

     o Liquid securities issued by the major industrialized nations (e.g., United States, Canada, members of the European Economic Union, Japan, Australia, New Zealand and Switzerland) as well as other countries with sound economic and financial systems

     o    Equity  securities  of  companies  that  mine  gold

     The Prudent Global Income Fund's investment adviser, also David W. Tice & Associates, LLC, believes that the current global economic environment is highly uncertain. It believes that such an uncertain environment could be conducive to governments making errors in fiscal and monetary policy that represent risks to investors in dollar-denominated securities. For example, monetary authorities could accommodate excessive credit as well as excessively expand the supply of money. The Adviser believes that one result of such errors could be a significant deterioration in the value of the U.S. dollar relative to other currencies. The Prudent Global Income Fund will attempt to capitalize on currency fluctuations by investing in securities issued by governments whose currency the Adviser believes will appreciate in relative value. In determining whether or not a currency will appreciate in relative value, the Adviser will consider the issuing country's economic fundamentals, particularly the stringency of its monetary and fiscal policies.


     The Prudent Global Income Fund invests in equity securities of companies that mine gold, but normally will limit such investments to companies which have existing projects currently in operation.


     In making investments for the Prudent Global Income Fund, the Adviser utilizes a "top-down" investment analysis. This means it bases investment decisions on macro-economic factors such as inflationary trends, interest rate movements, economic statistics and monetary policy.

     The Adviser actively manages the Prudent Global Income Fund's portfolio. It is possible that the Prudent Global Income Fund's annual portfolio turnover rate may exceed 100%.

3.   WHAT ARE  THE  PRINCIPAL  RISKS  OF  INVESTING  IN  THE  FUNDS?

     Investors in each of the Funds may lose money. There are risks associated with the types of securities in which these Funds invest. These risks include:

     PRUDENT  BEAR  FUND

     o MARKET RISK: The prices of the securities in which the Prudent Bear Fund invests may change adversely compared to the Adviser's expectations for a number of reasons.

     o ASSET ALLOCATION RISK: The Prudent Bear Fund's investment results will suffer if there is a general stock market advance when the Fund has significant "short" equity positions, or if there is a general stock market decline when the Fund has significant "long" equity positions. This risk is in addition to the market risks associated with each of the Fund's investments.

     o SHORT SALES RISK: The Prudent Bear Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

     o OPTIONS INVESTING RISK: If the Prudent Bear Fund purchases an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. If the Prudent Bear Fund writes ("sells") an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund's losses could easily exceed the proceeds it received when it wrote the option.


     o INDEX-BASED INVESTMENT COMPANIES: The Prudent Bear Fund may invest in or sell short securities of investment companies that hold securities comprising a recognized securities index such as SPDRs, which hold the component stocks of the S&P 500, or WEBS which hold stocks of specified foreign equity market indices. These securities may trade at discounts to their net asset value. As an investor in securities of index-based investment companies, the Prudent Bear Fund will indirectly bear its proportionate share of the expenses of those investment companies.



     o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Prudent Bear Fund may purchase and sell stock index futures contracts as well as other futures contracts, such as gold futures. Futures contracts and options present risks of the possible inability to close a future contract when desired, losses due to unanticipated market movements which are potentially unlimited, and the possible inability of the Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other factors.


     o VALUE INVESTING RISK: The Prudent Bear Fund's investment adviser may be incorrect in its assessment of a company's value and the prices of the stocks the Fund holds may not reach what the investment adviser believes are their intrinsic value. Similarly, the stocks the Fund sells short may not decline to the price that the investment adviser thinks reflects their intrinsic value. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance will suffer.

     o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Bear Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The Prudent Bear Fund's portfolio turnover rate is not calculated with regard to securities, including options and futures contracts, having a maturity of less than one year. Consequently the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

     o PRIVATE PLACEMENTS: The Prudent Bear Fund may purchase restricted securities in private placements. When the Prudent Bear Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

     o GOLD INVESTING RISK: The Prudent Bear Fund may purchase and sell common stocks of companies that mine gold. The prices of gold and the prices of common stocks of companies that mine or explore for precious metals, including gold have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

     PRUDENT  GLOBAL  INCOME  FUND

     o MARKET RISK: The prices of the securities in which the Prudent Global Income Fund invests may decline for a number of reasons.

     o INTEREST RATE RISK: In general the value of debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

     o FOREIGN CURRENCY RISK: The U.S. dollar value of securities denominated in foreign currencies may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Prudent Global Income Fund.

     o GOLD INVESTING RISK: The prices of gold and the prices of common stocks of companies that mine gold have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

     o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Global Income Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

     o NON-DIVERSIFICATION RISK: The Prudent Global Income Fund is a non-diversified investment company. As such it will likely invest in fewer securities or securities issued by fewer foreign governments than diversified investment companies and its performance may be more volatile. If the securities in which the Prudent Global Income Fund invests perform poorly, the Prudent Global Income Fund could incur greater losses than it would have had it invested in a greater number of securities.

     Because of these risks each of the Funds is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in these Funds.

4.   HOW HAVE  THE  FUNDS  PERFORMED?

     The bar chart and table relating to the Prudent Bear Fund that follow provide some indication of the risks of investing in the Prudent Bear Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of the S&P 500 Index and the NASDAQ Composite Index. The bar chart and table relating to the Prudent Global Income Fund that follow provide some indication of the risks of investing in the Prudent Global Income Fund by showing changes in its performance from year to year and comparing its performance with the Citigroup Europe World Government Bond Index (WGBI), the Merrill Lynch Global Government Bond Index II and the Merrill Lynch Pan-Europe Government 1-3 Year Index. Please remember that the past performance (before and after taxes) of the Prudent Bear Fund and the Prudent Global Income Fund is not necessarily an indication of their future performance. They may perform better or worse in the future.

                                PRUDENT BEAR FUND
                        (Total return per calendar year)


                         1997                     -4.33%
                         1998                    -34.08%
                         1999                    -23.40%
                         2000                     30.47%
                         2001                      7.36%
                         2002                     62.87%
                         2003                    -10.44%
                         2004                    -14.13%
                         2005                      2.02%
                         2006                      9.10%

-----------
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 41.48% (quarter ended September 30, 2001) and the lowest total return for a quarter was -29.23% (quarter ended December 31, 1998).

                                PRUDENT BEAR FUND


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING                                       PAST        PAST
DECEMBER 31, 2006)(1)<F1>                       PAST YEAR   5 YEARS     10 YEARS
-------------------------                       ---------   -------     --------
Prudent  Bear  Fund
  Return  before  taxes                            9.10%       6.88%     (0.58%)
  Return  after  taxes  on distributions(2)<F2>    7.89%       5.80%     (1.78%)
  Return  after  taxes  on  distributions
    and  sale  of  Fund  shares(2)<F2>             5.94%       5.38%     (1.22%)
S&P  500  Index(3)<F3>(4)<F4>                     15.80%       6.19%       8.42%
NASDAQ  Composite  Index(4)<F4>(5)<F5>             9.52%       4.37%       6.46%

-------------

(1)<F1> Returns shown include the reinvestments of dividends, except for the NASDAQ Composite Index.
(2)<F2> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
(3)<F3> The Standard & Poor's 500 (S&P 500) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
(4)<F4>   Reflects  no  deduction  for  fees,  expenses  or  taxes.
(5)<F5> The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

                           PRUDENT GLOBAL INCOME FUND
                        (Total return per calendar year)

                         2001                     2.82%
                         2002                    29.60%
                         2003                    16.30%
                         2004                     3.39%
                         2005                    -4.25%
                         2006                    11.51%

----------


Note: During the six year period shown on the bar chart, the Fund's highest total return for a quarter was 11.24% (quarter ended June 30, 2002) and the lowest return for a quarter was -4.07% (quarter ended
          March  31,  2001).


                           PRUDENT GLOBAL INCOME FUND


                                                                                                                 SINCE THE
AVERAGE ANNUAL TOTAL RETURNS                                                                                  INCEPTION DATE
(FOR THE PERIOD ENDING                                                                 PAST                     OF THE FUND
DECEMBER 31, 2006)(1)<F6>                                    PAST YEAR                5 YEARS                (FEBRUARY 2, 2000)
-------------------------                                    ---------                -------                ------------------
Prudent  Global  Income  Fund
    Return  before  taxes                                    11.51%                    10.72%                     7.11%
    Return  after  taxes on distributions(2)<F7>             11.01%                     9.40%                     5.97%
    Return  after  taxes  on  distributions  and
      sale  of  Fund  shares(2)<F7>                           8.16%                     8.65%                     5.55%
Citigroup  Europe  WGBI(3)<F8>(4)<F9>(5)<F10>                11.80%                    13.60%                    10.25%
Merrill  Lynch  Global
  Government  Bond  Index  II(4)<F9>(5)<F10>(6)<F11>          6.23%                     8.39%                     6.66%
Merrill  Lynch  Pan-Europe
  Government  1-3  Year  Index(4)<F9>(7)<F12>                14.07%                    11.68%                     8.57%

-------------

(1)<F6>    Returns  shown  include  the  reinvestment  of  dividends.
(2)<F7> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)<F8> The Citigroup Europe World Government Bond Index (WGBI) consists of those fifteen sectors of the Citigroup Europe WGBI that are geographically located in Europe, namely Austria, Belgium, Denmark, Finland, France, Greece, Germany, Ireland, Italy, the Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
(4)<F9>   Reflects  no  deduction  for  fees,  expenses  or  taxes.

(5)<F10> The Fund changed its broad-based market index from the Citigroup Europe WGBI to the Merrill Lynch Global Government Bond Index II because we believe the Merrill Lynch Global Government Bond
          Index  II  more  accurately  reflects  the  Fund's investment program.


(6)<F11> The Merrill Lynch Global Government Bond Index II tracks the performance of public debt of investment grade sovereign issuers, issued and denominated in their own domestic market and currency. It is a market value-weighted measure of these bonds.


(7)<F12> The Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers. It is a market capitalization-weighted basket comprising Euro participant, Denmark, Sweden, Switzerland and U.K. sovereign bonds issued in their respective domestic markets and denominated in their local currency. This index is further segmented by debt issues maturing from 1-3 years.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold No Load shares of the Prudent Bear Fund or the Prudent Global Income Fund.

SHAREHOLDER FEES
(fees  paid  directly  from  your  investment)

                                                                PRUDENT  GLOBAL
                                       PRUDENT  BEAR  FUND       INCOME  FUND
                                       -------------------       ------------
Maximum Sales Charge                    No  Sales  Charge      No  Sales  Charge
  (Load) Imposed on Purchases
  (as a percentage of offering price)
Maximum Deferred                        No  Deferred           No  Deferred
  Sales Charge  (Load)                  Sales  Charge          Sales  Charge
Maximum Sales Charge                    No  Sales  Charge      No  Sales  Charge
  (Load) Imposed on Reinvested
  Dividends and Distributions
Redemption Fee                          1.00%(1)<F13>          1.00%(1)<F13>
Exchange Fee                            None(2)<F14>           None(2)<F14>
----------------
(1)<F13> The redemption fee applies only to shares sold within 30 days of their purchase date. Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F14> Our transfer agent charges a fee of $5.00 for each telephone exchange.


ANNUAL FUND OPERATING EXPENSES*<F16>
(expenses  that  are  deducted  from  Fund  assets)
                                                                 PRUDENT  GLOBAL
                                           PRUDENT  BEAR  FUND     INCOME  FUND
                                           -------------------     ------------
Management  Fees                                  1.25%               0.75%
Distribution and/or Service (12b-1) Fees          0.25%               0.25%
Other  Expenses
     Dividends  on  Short  Positions              0.72%(1)<F15>       0.00%
     All  remaining  Other  Expenses              0.27%               0.28%
                                                  -----               -----
Total  Other  Expenses                            0.99%               0.28%
                                                  -----               -----
Total  Annual  Fund  Operating  Expenses          2.49%               1.28%
                                                  -----               -----
                                                  -----               -----

------------
(1)<F15> When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.

*<F16> The Total Annual Fund Operating Expenses may not correlate to the Ratio of Total Expenses to Average Net Assets in the Financial Highlights found on page 27-28, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.


EXAMPLE

     This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                 1  YEAR     3  YEARS     5  YEARS     10  YEARS
                                 -------     --------     --------     ---------
Prudent  Bear  Fund               $252         $776        $1,326       $2,826
Prudent  Global  Income  Fund     $130         $406        $  702       $1,545


INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT  OBJECTIVES

     The Prudent Bear Fund seeks capital appreciation. The Prudent Global Income Fund seeks current income and capital appreciation. In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Prudent Bear Fund or the Prudent Global Income Fund might not appreciate and investors could lose money.

     The Prudent Bear Fund may, but is not required to, take temporary defensive positions. The Prudent Global Income Fund will not take temporary defensive positions. When the Prudent Bear Fund takes a temporary defensive position, it will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments since these securities earn interest but do not appreciate in value. Also each Fund will invest in money market instruments and hold some cash so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. As a consequence of some of the investment techniques utilized by the Prudent Bear Fund, particularly effecting short sales, a significant portion of its assets (up to 100%) will be held in liquid securities, including money market instruments, as "cover" for these investment techniques. These assets may not be sold while the corresponding transaction, such as a short sale, is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Prudent Bear Fund's assets to "cover" investment techniques may make it more difficult for the Fund to meet redemption requests or pay its expenses.

PRINCIPAL  INVESTMENT  STRATEGIES

     PRUDENT  BEAR  FUND

The Adviser believes that the best opportunities to make both "short" and "long" equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Adviser attempts to:

     o Identify potential opportunities where significant market perception/reality gaps may exist, and

     o Invest in the anticipation of changes in the market perception that will bring the stock price closer to the Adviser's estimate of value.

     The Prudent Bear Fund is not a "market timing" fund. However, it does increase or decrease (to a degree or dramatically) the amount of its "short" equity investments compared to its "long" equity investments in response to changes in the Adviser's assessment of market conditions and its evaluation of the dividend yield for the aggregate stock market. Since the inception of the Prudent Bear Fund overall market valuations have been high with the result that its "short" equity positions have exceeded its "long" equity positions. Under such market conditions the Prudent Bear Fund normally would primarily effect short sales of individual stocks or purchase put options on individual stocks. However, in some circumstances (e.g., during strong market rallies, in periods of credit excess or when investors have a preference for speculative securities) the Adviser primarily will sell stock futures, sell short stock indexes or purchase put options on stock indexes or stock index futures.


     PRUDENT  GLOBAL  INCOME  FUND

     The Prudent Global Income Fund invests primarily in debt securities issued by the U.S. and other developed countries and common stocks of companies that mine gold. In selecting investments in debt securities, the Prudent Global Income Fund's investment adviser:

     o considers whether the currency in which the debt security is denominated is likely to rise or fall relative to the dollar primarily by comparing economic situations, particularly whether the issuing country has maintained prudent monetary and fiscal policies

     o    evaluates  the  relative  available  interest  rates

     o then invests in the liquid debt securities having the most attractive yield based on an evaluation of risk and return.

     Since the Prudent Global Income Fund's primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power, it keeps its average portfolio maturity short. Typically the average maturity of the Prudent Global Income Fund's portfolio of debt securities will be less than eighteen months. Similarly, the Prudent Global Income Fund attempts to minimize credit risk by only investing in securities rated in the highest two rating categories of a nationally recognized rating agency. Typically, these are sovereign (government) securities.

     When investing in gold or in equity securities of companies that mine gold, the Prudent Global Income Fund's investment adviser first considers whether the dollar price of gold is likely to increase. The Prudent Global Income Fund will only invest in those equity securities of gold companies which the Adviser believes will increase if the dollar price of gold increases. The Prudent Global Income Fund does not intend to invest in equity securities of gold mining companies that have significantly reduced the exposure of their net income to fluctuations in gold prices through the use of futures contracts or other hedging techniques.

     From time to time the Prudent Global Income Fund may invest in liquid equity securities of companies owning significant assets (e.g. timber, oil or other "hard assets") that the Adviser believes would increase in value if the dollar declines in value relative to other currencies. The Prudent Global Income Fund does not expect that such securities would represent a major portion of its portfolio.

MANAGEMENT OF THE FUNDS

DAVID W. TICE & ASSOCIATES, LLC MANAGES THE INVESTMENTS OF THE PRUDENT BEAR FUND AND THE PRUDENT GLOBAL INCOME FUND.

     David  W.  Tice  & Associates, LLC is the investment adviser to the Prudent
Bear  Fund  and  the  Prudent  Global  Income  Fund.  The  Adviser's address is:

     43-46  Norre  Gade,  Suite  137
     St.  Thomas,  U.S.  Virgin  Islands  00802

     As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. During the last fiscal year, the Prudent Bear Fund paid the Adviser an annual investment advisory fee equal to 1.25% of the Prudent Bear Fund's average net assets, and the Prudent Global Income Fund paid the Adviser an annual investment advisory fee equal to 0.75% of the Prudent Global Income Fund's average net assets.


     A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Adviser is available in the semi-annual report to shareholders for the period ending March 31, 2006 of the Prudent Bear Fund and the Prudent Global Income Fund.


     David W. Tice, President and founder of the Adviser, is the lead portfolio manager for the Prudent Bear Fund and the Prudent Global Income Fund, and is assisted by the three assistant portfolio managers identified below in managing the Funds' portfolios. Mr. Tice has been the Funds' portfolio manager since their inception. The Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. He is also president and sole shareholder of BTN Research, Inc., a registered broker-dealer.

     Doug Noland is an assistant portfolio manager and strategist to the Funds. He has acted in this capacity since 1999.

     Chad Hudson is an assistant portfolio manager and is the primary trader for the Funds. He has acted in this capacity since 2000.


     Gregg Jahnke is the senior analyst for the Funds. He has acted in this capacity since the Funds' inception.


     Messrs. Tice, Noland, Hudson and Jahnke generally meet each business day, either in person or via conference call, to discuss the Funds' portfolios. After considering input from this team as well as from others who provide research and analytical support to the Funds, Mr. Tice sets the overall strategy and the specific portfolio allocation percentages for both of the Funds. Mr. Tice selects all stocks for the long side of the Funds' portfolios. He approves a list of securities to be considered for trading by Messrs. Hudson and Noland. The assistant portfolio managers, using these guidelines provided by Mr. Tice, are granted considerable leeway in determining which securities from this list the Funds should sell short or buy to cover, or for which to purchase or sell put options.

     The Statement of Additional Information for the Prudent Bear Fund and the Prudent Global Income Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

DISTRIBUTION  FEES

     Each of the Prudent Bear Fund and the Prudent Global Income Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows each of the Funds to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PORTFOLIO  HOLDINGS  OF  THE  FUNDS

     The Statement of Additional Information for the Prudent Bear Fund and the Prudent Global Income Fund, which is incorporated by reference into this Prospectus, contains a description of the Funds' policies and procedures respecting disclosure of their portfolio holdings.

THE FUNDS' SHARE PRICE

     The price at which investors purchase No Load shares of each Fund and at which shareholders redeem No Load shares of each Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Funds' corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.


     When market quotations are not readily available or are deemed unreliable, the Prudent Bear Fund and the Prudent Global Income Fund value the securities that they hold at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Funds' Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Prudent Bear Fund and the Prudent Global Income Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and
(d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Prudent Bear Fund and the Prudent Global Income Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Prudent Bear Fund and the Prudent Global Income Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determines their net asset value per share.


     The Prudent Bear Fund and the Prudent Global Income Fund price foreign securities in terms of U.S. dollars at the official exchange rate.
Alternatively, the Prudent Bear Fund and the Prudent Global Income Fund may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Prudent Bear Fund and the Prudent Global Income Fund do not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors will establish a conversion rate for such currency. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of the portfolio the Prudent Bear Fund and the Prudent Global Income Fund may be affected on days when the Funds do not calculate their NAV and investors cannot purchase or redeem Fund shares.

PURCHASING NO LOAD SHARES

FOREIGN  INVESTORS

     Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

HOW  TO  PURCHASE  NO  LOAD  SHARES  FROM  THE  FUNDS

     1.   Read  this  Prospectus  carefully.

     2. Determine how much you want to invest keeping in mind the following minimums:

          a.  New  accounts
              o     Individual  Retirement  Accounts          $1,000
              o     All  other  Accounts                      $2,000

          b.  Existing  accounts
              o     Dividend  reinvestment               No  Minimum
              o     All  other  investments
                    (by  mail)                                $  100
                    (by  wire)                                $1,000

     3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Funds have additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-800-711-1848.

     4. Make your check payable to the full name of the Fund you intend to purchase. All checks must be drawn on U.S. banks. The Funds will not accept payment in cash, including money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY A FUND AS A RESULT.

     5.   Send  the  application  and  check  to:

               BY FIRST CLASS MAIL
               Prudent  Bear  Funds,  Inc.
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               P.O.  Box  701
               Milwaukee,  WI  53201-0701

               BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
               Prudent  Bear  Funds,  Inc.
               c/o  U.S.  Bancorp  Fund  Services,  LLC
               3rd  Floor
               615  East  Michigan  Street
               Milwaukee,  WI  53202-5207

               PLEASE DO NOT  SEND  LETTERS  BY  OVERNIGHT  DELIVERY  SERVICE OR
               EXPRESS  MAIL  TO  THE  POST  OFFICE  BOX  ADDRESS.

     You  may  purchase  shares  by  wire  transfer.

     Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-711-1848 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

     Subsequent Investments by Wire - Please call 1-800-711-1848 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

     YOU  SHOULD  WIRE  FUNDS  TO:

          U.S.  Bank,  N.A.
          777  East  Wisconsin  Avenue
          Milwaukee,  WI  53202
          ABA  #075000022

          CREDIT:
          U.S.  Bancorp  Fund  Services,  LLC
          Account  #112-952-137

          FURTHER  CREDIT:
          (name  of  Fund  to  be  purchased)
          (shareholder  registration)
          (shareholder  account  number)

     PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUNDS AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING NO LOAD SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

     Some broker-dealers may sell shares of the Prudent Bear Fund or the Prudent Global Income Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

     The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

     o Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

     o Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

     o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

     o Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds' behalf). If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

     If you decide to purchase No Load shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase No Load shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

TELEPHONE  PURCHASES

     The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by U.S. Bancorp Fund Services, LLC. Purchases must be in amounts of $100 or more and may not be used for initial purchases of a Fund's shares. Your shares will be purchased at the net asset value calculated on the day of your purchase order. Telephone purchases may be made by calling 1-800-711-1848.

OTHER  INFORMATION  ABOUT  PURCHASING  NO  LOAD  SHARES  OF  THE  FUNDS

     The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

     The Funds will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Funds will send investors a written confirmation for all purchases of No Load shares whether or not evidenced by certificates.

     The Funds offer an automatic investment plan allowing shareholders to make purchases of No Load shares on a regular and convenient basis. The Funds also offer the following retirement plans:

     o     Traditional  IRA
     o     Roth  IRA
     o     SEP-IRA

     Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Funds at 1-800-711-1848. The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY  LAUNDERING  COMPLIANCE

     Each Fund and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds. If the Funds or the Funds' distributors deem that the information submitted does not provide for adequate identity verification, the Funds reserve the right to reject the establishment of your account. If at any time a Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund in question or its distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

     To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-711-1848. Individual copies will be sent upon request.

REDEEMING NO LOAD SHARES

HOW  TO  REDEEM  (SELL)  NO  LOAD  SHARES  BY  MAIL

     1.   Prepare  a  letter  of  instruction  containing:

          o    the name  of  the  Fund(s)

          o    account  number(s)

          o    the amount  of  money  or  number  of  shares  being  redeemed

          o    the name(s)  on  the  account

          o    daytime  phone  number

          o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds' transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-711-1848 if you have any questions.

     2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

     3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.

     4.   A  signature  guarantee  is  required  in  the  following  situations:

          o    The redemption  request  includes  a  change  of  address

          o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

          o The redemption proceeds are to be sent to an address other than the address of record

          o    The redemption  request  involves  physical  certificates

          o    To change  bank  information  on  the  account

          o The redemption request involves a federal wire transfer to a bank other than the bank of record

          o    If ownership  is  changed  on  your  account

          o When adding the telephone redemption option to an existing account

     In addition to the situations described above, the Funds and/or the Funds' transfer agent may require a signature guarantee in other circumstances based on the facts and circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

     5.   Send  the  letter  of  instruction  to:

          BY  FIRST  CLASS  MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          Shareholder  Services  Center
          P.  O.  Box  701
          Milwaukee,  WI  53201-0701

          BY  OVERNIGHT  DELIVERY  SERVICE  OR  EXPRESS  MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          3rd  Floor
          615  East  Michigan  Street
          Milwaukee,  WI  53202-5207

     PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW  TO  REDEEM  (SELL)  NO  LOAD  SHARES  BY  TELEPHONE

     1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming No Load shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in individual retirement accounts and shares represented by certificates cannot be redeemed by telephone.

     2.   The  request  must  be  for  an  amount less than or equal to $50,000.

     3. Assemble the same information that you would include in the letter of instruction for a written redemption request.

     4. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. PLEASE DO NOT CALL THE FUNDS OR THE ADVISER.

HOW  TO  REDEEM  (SELL)  NO  LOAD  SHARES  THROUGH  SERVICING  AGENTS

     If your No Load shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION  PRICE

     The redemption price per share you receive for redemption requests is the next determined net asset value after:

     o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary.

     o U.S. Bancorp Fund Services, LLC receives your authorized telephone request in good order with all required information and documents as necessary.

     If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT  OF  REDEMPTION  PROCEEDS

     o U.S. Bancorp Fund Services, LLC generally sends redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

     o For those shareholders who redeem No Load shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds the following business day provided that it receives the redemption request in good order with all required information.

     o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will, provided that it receives the redemption request in good order with all required information, either mail a check to the address of record the following business day, transfer the redemption proceeds by wire to the bank account of record, or transfer the redemption proceeds by electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The investor does not incur any charge when proceeds are sent via the ACH system, however credit may not be available for 2-3 days following the redemption.

     o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

MARKET  TIMING  PROCEDURES

     Frequent purchases and redemptions of shares of the Prudent Bear Fund and the Prudent Global Income Fund may harm other shareholders by interfering with the efficient management of the Funds' portfolios, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Prudent Bear Fund and the Prudent Global Income Fund by:

     1) Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in frequent purchases and redemptions of Fund shares; and

     2) Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.

     The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRAs; or (c) shares redeemed through the systematic withdrawal plan. For purposes of calculating the redemption period, the Funds use a "first-in, first-out" method, meaning the date of any redemption will be compared to the earliest purchase date. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Fund and the Prudent Global Income Fund have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

     Many financial intermediaries do not have the systems capability to collect or track accurately the redemption fee due from the underlying account owners. Until these systems limitations are resolved, the Funds reserve the right to waive their redemption fee for these intermediaries.

OTHER  REDEMPTION  CONSIDERATIONS

     When redeeming No Load shares of the Funds, shareholders should consider the following:

     o    The  redemption  may  result  in  a  taxable  gain.

     o Shareholders who redeem No Load shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding. Shareholders redeeming shares held in an IRA should review the applicable Individual Retirement Account Disclosure Statement & Custodial Account Agreement because it will outline other fees and considerations that apply when redeeming shares held in that particular IRA.

     o As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.

     o If you purchased No Load shares by check or Electronic Funds Transfer, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check and transfer of funds have cleared (which may take up to 15 days from the date of purchase).

     o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

     o The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

     o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

     o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

     o While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

     o If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholders account at the Fund's then current net asset value and to reinvest all subsequent distributions.

EXCHANGING NO LOAD SHARES

     No Load Shares of the Prudent Bear Fund may be exchanged for No Load Shares of the Prudent Global Income Fund and No Load Shares of the Prudent Global Income Fund may be exchanged for No Load Shares of the Prudent Bear Fund at their relative net asset values. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW  TO  EXCHANGE  SHARES

     1.   Read  this  Prospectus  carefully.

     2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

     3. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. You may also make an exchange by writing to the Prudent Bear Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P. O. Box 701, Milwaukee, Wisconsin 53201-0701. U.S. Bancorp Fund Services, LLC charges a fee of $5.00 for each telephone exchange. There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Prudent Bear Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. The Prudent Global Income Fund distributes substantially all of its net investment income at least quarterly and substantially all of its capital gains annually. You have two distribution options:

     o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.


     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Prudent Bear Fund or the Prudent Global Income Fund as undeliverable or remains uncashed for six months, each Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-711-1848.

     Each Fund's distributions, whether received in cash or additional No Load shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

FINANCIAL HIGHLIGHTS


     The financial highlights tables are intended to help you understand a Fund's financial performance for the past five fiscal years of operation. Certain information reflects financial results for a single Fund No Load share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the 2006 Annual Report which is available upon request.


PRUDENT BEAR FUND

Selected  per share data is based on a share outstanding throughout each period.


                                                                                     NO  LOAD  SHARES
                                                         ------------------------------------------------------------------------
                                                         YEAR             YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED            ENDED
                                                        SEPT. 30,        SEPT. 30,        SEPT. 30,        SEPT. 30,       SEPT. 30,
                                                          2006             2005             2004             2003            2002
                                                          ----             ----             ----             ----            ----
Per  Share  Data:
     Net  asset  value,  beginning  of period             $5.47            $5.71            $6.84            $8.31          $6.31
                                                          -----            -----            -----            -----          -----

Income  from  investment  operations:
     Net  investment  income (loss)(1)<F17>(2)<F18>        0.15            (0.00)(4)<F20>   (0.02)           (0.05)          0.06
     Net  realized  and  unrealized
       gains  (losses)  on  investments                    0.28            (0.24)           (0.78)           (0.96)          2.08
                                                          -----            -----            -----            -----          -----
     Total  from  investment  operations                   0.43            (0.24)           (0.80)           (1.01)          2.14
                                                          -----            -----            -----            -----          -----

Redemption  fees                                           0.00(4)<F20>     0.00(4)<F20>     0.00(4)<F20>       --             --
                                                          -----            -----            -----            -----          -----

Less  distributions:
     Dividends  from  net  investment  income             (0.06)              --            (0.33)           (0.22)         (0.14)
     Distributions  from  net  realized  gains               --               --               --            (0.24)            --
                                                          -----            -----            -----            -----          -----
     Total  distributions                                 (0.06)              --            (0.33)           (0.46)         (0.14)
                                                          -----            -----            -----            -----          -----
Net  asset  value,  end  of  period                       $5.84            $5.47            $5.71            $6.84          $8.31
                                                          -----            -----            -----            -----          -----
                                                          -----            -----            -----            -----          -----
Total  return                                              7.92%           (4.20)%         (12.03)%         (12.58)%        35.47%

Supplemental  data  and  ratios:
     Net  assets,  end  of period (000's)              $650,305         $411,780         $429,469         $541,452       $521,030

     Ratio of total expenses to average net assets         2.49%            2.58%            2.28%            2.30%          2.29%
     Ratio  of  dividends  on  short  positions
       to  average  net  assets                            0.72%            0.73%            0.44%            0.44%          0.40%

     Ratio  of  expenses  to  average  net  assets
       excluding  dividends  on  short  positions:
         Before  expense reductions                        1.77%            1.85%            1.84%            1.86%          1.89%
         After  expense  reductions                        1.77%            1.85%            1.83%            1.83%          1.84%

     Ratio  of  net  investment  income  (loss)
       to  average net assets                              2.60%           (0.03)%          (0.38)%          (0.71)%         0.93%

     Portfolio  turnover  rate(3)<F19>                      104%             129%             138%             178%           266%



(1)<F17> Net investment income (loss) per share before dividends on short positions for the periods ended September 30, 2006, September 30, 2005, September 30, 2004, September 30, 2003, and September 30, 2002 was $0.19, $0.04, $0.00, $(0.02), and $0.08, respectively.
(2)<F18> Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)<F19> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)<F20>  Amount  calculated  is  less  than  $0.005.


PRUDENT  GLOBAL  INCOME  FUND

Selected  per share data is based on a share outstanding throughout each period.


                                           YEAR              YEAR               YEAR               YEAR               YEAR
                                           ENDED             ENDED              ENDED              ENDED              ENDED
                                         SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,
                                           2006               2005               2004               2003               2002
                                           ----               ----               ----               ----               ----
Per  Share  Data:
     Net asset value, beginning
       of period                          $11.53             $12.41             $12.49             $11.15             $ 9.31
                                          ------             ------             ------             ------             ------

Income  from  investment  operations:
     Net  investment income                 0.17(2)<F22>       0.12(2)<F22>       0.16(2)<F22>       0.11(1)<F21>       0.14(1)<F21>
     Net  realized  and  unrealized
       gains  (losses) on investments       0.68              (0.03)              0.35               1.65               1.94
                                          ------             ------             ------             ------             ------
     Total  from  investment operations     0.85               0.09               0.51               1.76               2.08
                                          ------             ------             ------             ------             ------

Redemption  fees                            0.00(3)<F23>       0.00(3)<F23>       0.00(3)<F23>         --                 --
                                          ------             ------             ------             ------             ------

Less  distributions:
     Dividends from net
       investment income                   (0.02)             (0.81)             (0.55)             (0.28)             (0.23)
     Distributions from net
       realized gains                      (0.06)             (0.12)             (0.04)             (0.14)             (0.01)
     Return  of  capital                      --              (0.04)                --                 --                 --
                                          ------             ------             ------             ------             ------
     Total  distributions                  (0.08)             (0.97)             (0.59)             (0.42)             (0.24)
                                          ------             ------             ------             ------             ------
Net  asset value, end of period           $12.30             $11.53             $12.41             $12.49             $11.15
                                          ------             ------             ------             ------             ------
                                          ------             ------             ------             ------             ------

Total  return                               7.47%             0.56%               4.15%             16.03%             22.54%

Supplemental  data  and  ratios:
     Net assets, end ofperiod (000's)   $346,227          $343,011            $462,762           $480,104           $126,191

     Ratio  of  operating  expenses
       to  average  net  assets:
         Before  expense reductions         1.27%             1.31%               1.31%              1.34%              1.55%
         After  expense  reductions         1.27%             1.31%               1.27%              1.34%              1.50%

     Ratio  of  net  investment  income
       to  average  net  assets             1.43%             0.97%               1.24%              0.69%              1.34%

     Portfolio  turnover  rate                57%              232%                 98%               117%                82%



(1)<F21> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F22> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)<F23>  Amount  calculated  is  less  than  $0.005.


                     (This Page Intentionally Left Blank.)


                             THE PRUDENT BEAR FUNDS
                                 PRIVACY POLICY



     This disclosure is made pursuant to Regulation S-P concerning the privacy policy of the Prudent Bear Funds, Inc. We collect the following nonpublic personal information about you:



     o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and



     o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.



     We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



     In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.



                           Not part of the prospectus.


PRUDENT BEAR FUNDS, INC.
NO LOAD SHARES

     To learn more about the Prudent Bear Fund and the Prudent Global Income Fund you may want to read their Statement of Additional Information (or "SAI") which contains additional information about these Funds. The Prudent Bear Fund and the Prudent Global Income Fund have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Funds' investments by reading their annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-711-1848. The Prudent Bear Fund and the Prudent Global Income Fund also make available the SAI and the annual and semi-annual reports, free of charge, on the Internet website at http://www.prudentbear.com.

     Prospective investors and shareholders who have questions about the Prudent Bear Fund or the Prudent Global Income Fund may also call the above number or write to the following address:

     Prudent  Bear  Funds,  Inc.
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     P.O.  Box  701
     Milwaukee,  WI  53201-0701

     The general public can review and copy information about the Prudent Bear Fund and the Prudent Global Income Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about these Funds are also available on the EDGAR Database on the Securities and Exchange Commission's Internet website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

     Public  Reference  Section
     Securities  and  Exchange  Commission
     Washington,  D.C.  20549-0102

     Distributed  by  Quasar  Distributors,  LLC.

     Please refer to the Investment Company Act File No. 811-09120 of the Prudent Bear Fund and the Prudent Global Income Fund, when seeking information about these Funds from the Securities and Exchange Commission.

PROSPECTUS                                                      JANUARY 31, 2007


                                     PRUDENT
                                      BEAR
                                      FUND

                                 CLASS C SHARES

Prudent Bear Funds, Inc.          1-800-711-1848
www.prudentbear.com               (Fund & Account Information)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PRUDENT BEAR FUND

PRUDENT BEAR FUND

                                                                  CLASS C SHARES

PRUDENT BEAR FUND

     The Prudent Bear Fund is a mutual fund seeking capital appreciation. Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Prudent Bear Fund invests and the services it offers to shareholders.


TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in the Prudent Bear Fund                                           3
Fees and Expenses                                                              7
Investment Objective and Strategies                                            8
Management of the Fund                                                         9
The Fund's Share Price                                                        10
Purchasing Class C Shares                                                     12
Redeeming Class C Shares                                                      16
Dividends, Distributions and Taxes                                            20
Financial Highlights                                                          21


QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE PRUDENT BEAR FUND

1.   WHAT ARE  THE  FUND'S  GOALS?

     The  Prudent  Bear  Fund  seeks  capital  appreciation.

2.   WHAT ARE  THE  FUND'S  PRINCIPAL  INVESTMENT  STRATEGIES?


     The Prudent Bear Fund seeks capital appreciation primarily through short sales of equity securities when overall market valuations are high and through long positions in equity securities when overall market valuations are low. The Prudent Bear Fund will hold more "short" equity positions than "long" equity positions when the dividend yield for the aggregate stock market is low relative to its historic range (i.e., overall market valuations are high). Its "short" equity positions will consist primarily of short sales of common stocks, short sales of stock indexes, short sales of stock index futures, purchases of put options on common stocks, purchases of put options on stock indexes and purchases of put options on stock index futures. In effecting short sales of common stocks and purchasing put options on common stocks, the Prudent Bear Fund's investment adviser, David W. Tice & Associates, LLC (the "Adviser") utilizes "bottom-up" investment analysis. This means the Adviser bases investment decisions on company-specific fundamental factors. In effecting short sales of stock indexes or stock index futures and purchasing put options on stock indexes or stock index futures, the Adviser utilizes a "top-down" investment approach that focuses on factors affecting the stock market or market sectors in general. Under most market conditions, the Adviser will use a combination of the above investment techniques with the percentage used by each to be determined by the Adviser's evaluation of market conditions, the valuation and liquidity of individual stocks, and other factors.


     The Prudent Bear Fund will hold more "long" equity positions than "short" equity positions when the dividend yield for the aggregate stock market is high relative to its historic range (i.e., overall market valuations are low). Its "long" equity positions will primarily consist of equity securities of North American companies. In selecting common stocks, the Adviser takes a "value" investment approach utilizing "bottom-up" investment analysis.

     When the dividend yield for the aggregate stock market is neither high nor low relative to its historic range, the Adviser will allocate the Prudent Bear Fund's portfolio between "short" equity and "long" equity positions in its discretion. At all times the Prudent Bear Fund will have both "short" and "long" equity positions as the Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market.

     While the Adviser believes the dividend yield of the aggregate stock market is a reasonable long-term measure of stock price over or under valuation, the Adviser also considers other factors in the economy in relation to the dividend yield. If the dividend yield of the aggregate stock market is within historic ranges relative to interest rates and other economic variables, the Adviser would likely apply the guidelines described above. However if, for example, interest rates rose dramatically so that a relatively high dividend yield was not in its historic relation to interest rates, the Adviser might hold more
"short" equity positions than "long" equity positions until it believed conditions warranted a shift in portfolio allocation.

     The Prudent Bear Fund purchases restricted securities in private placement transactions. The Prudent Bear Fund also invests in equity securities of companies that mine or explore for precious metals.

     The Adviser actively manages the Prudent Bear Fund's portfolio. The Prudent Bear Fund's annual portfolio turnover rate usually will exceed 100%.

3.   WHAT ARE  THE  PRINCIPAL  RISKS  OF  INVESTING  IN  THE  FUND?

     Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

     o MARKET RISK: The prices of the securities in which the Prudent Bear Fund invests may change adversely compared to the Adviser's expectations for a number of reasons.

     o ASSET ALLOCATION RISK: The Prudent Bear Fund's investment results will suffer if there is a general stock market advance when the Fund has significant "short" equity positions, or if there is a general stock market decline when the Fund has significant "long" equity positions. This risk is in addition to the market risks associated with each of the Fund's investments.

     o SHORT SALES RISK: The Prudent Bear Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

     o OPTIONS INVESTING RISK: If the Prudent Bear Fund purchases an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. If the Prudent Bear Fund writes ("sells") an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund's losses could easily exceed the proceeds it received when it wrote the option.


     o INDEX-BASED INVESTMENT COMPANIES: The Prudent Bear Fund may invest in or sell short securities of investment companies that hold securities comprising a recognized securities index such as SPDRs, which hold the component stocks of the S&P 500, or WEBS which hold stocks of specified foreign equity market indices. These securities may trade at discounts to their net asset value. As an investor in securities of index-based investment companies, the Prudent Bear Fund will indirectly bear its proportionate share of the expenses of those investment companies.



     o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Prudent Bear Fund may purchase and sell stock index futures contracts as well as other futures contracts, such as gold futures. Futures contracts and options present risks of the possible inability to close a future contract when desired, losses due to unanticipated market movements which are potentially unlimited, and the possible inability of the Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other factors.


     o VALUE INVESTING RISK: The Prudent Bear Fund's investment adviser may be incorrect in its assessment of a company's value and the prices of the stocks the Fund holds may not reach what the investment adviser believes are their intrinsic value. Similarly the stocks the Fund sells short may not decline to the price that the investment adviser thinks reflects their intrinsic value. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance will suffer.

     o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Prudent Bear Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The Prudent Bear Fund's portfolio turnover rate is not calculated with regard to securities, including options and futures contracts, having a maturity of less than one year. Consequently the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

     o PRIVATE PLACEMENTS: The Prudent Bear Fund may purchase restricted securities in private placements. When the Prudent Bear Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

     o GOLD INVESTING RISK: The Prudent Bear Fund may purchase and sell common stocks of companies that mine gold. The prices of gold and the prices of common stocks of companies that mine or explore for precious metals, including gold have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

     Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

4.   HOW HAS  THE  FUND  PERFORMED?

     The bar chart and table that follow provide some indication of the risks of investing in the Prudent Bear Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of the S&P 500 Index and the NASDAQ Composite Index. Please remember that the Prudent Bear Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

                                PRUDENT BEAR FUND
                        (Total return per calendar year)


                         2000                    29.61%
                         2001                     6.30%
                         2002                    61.67%
                         2003                   -11.01%
                         2004                   -14.89%
                         2005                     1.43%
                         2006                     8.28%

------------

Note: During the seven year period shown on the bar chart, the Fund's highest total return for a quarter was 41.27% (quarter ended September 30, 2001) and the lowest total return for a quarter was -22.36% (quarter ended December 31, 2001).



                                                                                                 SINCE THE
                                                                                              INCEPTION DATE
AVERAGE ANNUAL TOTAL RETURNS                                                                      OF THE
(FOR THE PERIODS ENDING                                                      PAST             CLASS C SHARES
DECEMBER 31, 2006)(1)<F1>                              PAST YEAR           FIVE YEARS       (FEBRUARY 8, 1999)
-------------------------                              ---------           ----------       ------------------
Prudent  Bear  Fund
  Return  before  taxes                                   8.28%               6.10%               5.02%
  Return  after  taxes  on  distributions(2)<F2>          7.28%               5.16%               3.89%
  Return  after  taxes  on  distributions
    and  sale  of  Fund  shares(2)<F2>                    5.40%               4.79%               3.67%
S&P  500  Index(3)<F3>(4)<F4>                            15.80%               6.19%               3.30%
NASDAQ  Composite  Index(4)<F4>(5)<F5>                    9.52%               4.37%               0.05%

--------------
(1)<F1> Returns shown include the reinvestment of dividends, except for the NASDAQ Composite Index.
(2)<F2> After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
(3)<F3> The Standard & Poor's 500 (S&P 500) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
(4)<F4>   Reflects  no  deduction  for  fees,  expenses  or  taxes.
(5)<F5> The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Class C shares of the Prudent Bear Fund.

SHAREHOLDER FEES
(fees  paid  directly  from  your  investment)

Maximum  Sales  Charge  (Load)                                  No  Sales
  Imposed on Purchases (as a percentage of offering price)         Charge
Maximum  Deferred  Sales                                     No  Deferred
  Charge  (Load)                                            Sales  Charge
Maximum  Sales  Charge  (Load)                                  No  Sales
  Imposed  on  Reinvested  Dividends  And  Distributions           Charge
Redemption Fee                                                       1.0%(1)<F6>
Exchange Fee                                                         None
-----------
(1)<F6> The redemption fee applies only to shares sold within 30 days of their purchase date. Our transfer agent charges a fee of $15.00 for each wire redemption.

ANNUAL FUND OPERATING EXPENSES
(expenses  that  are  deducted  from  Fund  assets)


Management Fees                                                       1.25%
Distribution and/or Service (12b-1) Fees                              1.00%
Other Expenses
     Dividends on Short Positions                                     0.72%*<F7>
     All remaining Other Expenses                                     0.27%
                                                                      -----
Total Other Expenses                                                  0.99%
                                                                      -----
Total  Annual  Fund  Operating  Expenses                              3.24%
                                                                      -----
                                                                      -----

-------------
*<F7> When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


          1  YEAR          3  YEARS          5  YEARS          10  YEARS
          -------          --------          --------          ---------
            $327             $998             $1,693             $3,540


INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT  OBJECTIVE

     The Prudent Bear Fund seeks capital appreciation. In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Prudent Bear Fund might not appreciate and investors could lose money.

     The Prudent Bear Fund may, but is not required to, take temporary defensive positions. This means the Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments since these securities earn interest but do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will invest in money market instruments and hold some cash so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. As a consequence of some of the investment techniques utilized by the Prudent Bear Fund, particularly effecting short sales, a significant portion of its assets (up to 100%) will be held in liquid securities, including money market instruments, as "cover" for these investment techniques. These assets may not be sold while the corresponding transaction, such as a short sale, is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Prudent Bear Fund's assets to "cover" investment techniques may make it more difficult for the Fund to meet redemption requests or pay its expenses.

PRINCIPAL  INVESTMENT  STRATEGIES

     The Adviser believes that the best opportunities to make both "short" and "long" equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Adviser attempts to:

     o Identify potential opportunities where significant market perception/reality gaps may exist, and

     o Invest in the anticipation of changes in the market perception that will bring the stock price closer to the Adviser's estimate of value.


     The Prudent Bear Fund is not a "market timing" fund. However, it does increase or decrease (to a degree or dramatically) the amount of its "short" equity investments compared to its "long" equity investments in response to changes in the Adviser's assessment of market conditions and its evaluation of the dividend yield for the aggregate stock market. Since the inception of the Prudent Bear Fund overall market valuations have been high with the result that its "short" equity positions have exceeded its "long" equity positions. Under such market conditions the Prudent Bear Fund normally would primarily effect short sales of individual stocks or purchase put options on individual stocks. However, in some circumstances (e.g., during strong market rallies, in periods of credit excess or when investors have a preference for speculative securities) the Adviser primarily will sell stock futures, sell short stock indexes or purchase put options on stock indexes or stock index futures.


MANAGEMENT OF THE FUND

DAVID W. TICE & ASSOCIATES, LLC MANAGES THE INVESTMENTS OF THE PRUDENT BEAR
FUND.

     David W. Tice & Associates, LLC is the investment adviser to the Prudent Bear Fund. The Adviser's address is:

     43-46  Norre  Gade,  Suite  137
     St.  Thomas,  U.S.  Virgin  Islands  00802

     As investment adviser, the Adviser manages the investment portfolio of the Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. The Prudent Bear Fund pays the Adviser an annual investment advisory fee equal to 1.25% of the Prudent Bear Fund's average net assets.


     A discussion regarding the basis for the Board of Directors approving the investment advisory agreement with the Adviser is available in the Prudent Bear Fund's semi-annual report to shareholders for the period ending March 31, 2006.


     David W. Tice, President and founder of the Adviser, is the lead portfolio manager for the Prudent Bear Fund, and is assisted by the three assistant portfolio managers identified below in managing the Fund's portfolio. Mr. Tice has been the Fund's portfolio manager since its inception. The Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. He is also president and sole shareholder of BTN Research, Inc., a registered broker-dealer.

     Doug Noland is an assistant portfolio manager and strategist to the Fund. He has acted in this capacity since 1999.

     Chad Hudson is an assistant portfolio manager and is the primary trader for the Fund. He has acted in this capacity since 2000.


     Gregg Jahnke is the senior analyst for the Fund. He has acted in this capacity since the Fund's inception.


     Messrs. Tice, Noland, Hudson and Jahnke generally meet each business day, either in person or via conference call, to discuss the Fund's portfolio. After considering input from this team as well as from others who provide research and analytical support to the Fund, Mr. Tice sets the overall strategy and the specific portfolio allocation percentages for the Fund. Mr. Tice selects all stocks for the long side of the Fund's portfolio. He approves a list of securities to be considered for trading by Messrs. Hudson and Noland. The assistant portfolio managers, using these guidelines provided by Mr. Tice, are granted considerable leeway in determining which securities from this list the Fund should sell short or buy to cover, or for which to purchase or sell put options.

     The Statement of Additional Information for the Prudent Bear Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Prudent Bear Fund.

DISTRIBUTION  FEES

     The Prudent Bear Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows the Fund to use up to 1.00% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PORTFOLIO  HOLDINGS  OF  THE  FUND

     The Prudent Bear Fund's Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

THE FUND'S SHARE PRICE

     The price at which investors purchase Class C shares of the Fund and at which shareholders redeem Class C shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. The Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Fund's corporate address, instead of to its transfer agent, the Fund will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.


     When market quotations are not readily available or are deemed unreliable, the Prudent Bear Fund values the securities that it holds at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Fund's Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Prudent Bear Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Prudent Bear Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Prudent Bear Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.


     The Prudent Bear Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, the Prudent Bear Fund may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Prudent Bear Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors will establish a conversion rate for such currency. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of the Prudent Bear Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

PURCHASING CLASS C SHARES

FOREIGN  INVESTORS

     Shares of the Prudent Bear Fund have not been registered for sale outside of the United States. The Prudent Bear Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

HOW  TO  PURCHASE  CLASS  C  SHARES  FROM  THE  FUND

     1.   Read  this  Prospectus  carefully.

     2. Determine how much you want to invest keeping in mind the following minimums:

          a.  New  accounts
              o     Individual  Retirement  Accounts          $1,000
              o     All  other  Accounts                      $2,000

          b.  Existing  accounts
              o     Dividend  reinvestment               No  Minimum
              o     All  other  investments
                    (by  mail)                                $  100
                    (by  wire)                                $1,000

     3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-800-711-1848.

     4. Make your check payable to the full name of the Fund. All checks must be drawn on U.S. banks. The Fund will not accept payment in cash, including money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. Also, to prevent fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

     5.   Send  the  application  and  check  to:

          BY FIRST CLASS MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          P.O.  Box  701
          Milwaukee,  WI  53201-0701

          BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          3rd  Floor
          615  East  Michigan  Street
          Milwaukee,  WI  53202-5207

          PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

     You  may  purchase  shares  by  wire  transfer.

     Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-711-1848 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

     Subsequent Investments by Wire - Please call 1-800-711-1848 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

     YOU  SHOULD  WIRE  FUNDS  TO:

          U.S.  Bank,  N.A.
          777  East  Wisconsin  Avenue
          Milwaukee,  WI  53202
          ABA  #075000022

          CREDIT:
          U.S.  Bancorp  Fund  Services,  LLC
          Account  #112-952-137

          FURTHER  CREDIT:
          (name  of  Fund  to  be  purchased)
          (shareholder  registration)
          (shareholder  account  number)

     PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING CLASS C SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

     Some broker-dealers may sell shares of the Prudent Bear Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

     The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

     o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

     o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

     o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

     o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

     If you decide to purchase Class C shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase Class C shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

TELEPHONE  PURCHASES

     The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by U.S. Bancorp Fund Services, LLC. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Fund's shares. Your shares will be purchased at the net asset value calculated on the day of your purchase order. Telephone purchases may be made by calling 1-800-711-1848.

OTHER  INFORMATION  ABOUT  PURCHASING  CLASS  C  SHARES  OF  THE  FUND

     The Fund may reject any purchase order for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

     The Fund will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Fund will send investors a written confirmation for all purchases of Class C shares whether or not evidenced by certificates.

     The Fund offers an automatic investment plan allowing shareholders to make purchases of Class C shares on a regular and convenient basis. The Fund also offers the following retirement plans:

     o     Traditional  IRA
     o     Roth  IRA
     o     SEP-IRA

     Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-711-1848. The Fund recommends that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY  LAUNDERING  COMPLIANCE

     The Fund and the Fund's distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or the Fund's distributors may request additional information from you to verify your identity and source of funds. If the Fund or the Fund's distributors deem that the information submitted does not provide for adequate identity verification, the Fund reserves the right to reject the establishment of your account. If at any time the Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund or the Fund's distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

     To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-711-1848. Individual copies will be sent upon request.

REDEEMING CLASS C SHARES

HOW  TO  REDEEM  (SELL)  CLASS  C  SHARES  BY  MAIL

     1.   Prepare  a  letter  of  instruction  containing:

          o    the name  of  the  Fund

          o    account  number(s)

          o    the amount  of  money  or  number  of  shares  being  redeemed

          o    the name(s)  on  the  account

          o    daytime  phone  number

          o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-711-1848 if you have any questions.

     2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

     3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.

     4.   A  signature  guarantee  is  required  in  the  following  situations:

          o    The redemption  request  includes  a  change  of  address

          o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

          o The redemption proceeds are to be sent to an address other than the address of record

          o    The redemption  request  involves  physical  certificates

          o    To change  bank  information  on  the  account

          o The redemption request involves a federal wire transfer to a bank other than the bank of record

          o    If ownership  is  changed  on  your  account

          o When adding the telephone redemption option to an existing account

     In addition to the situations described above, the Prudent Bear Fund and/or the Prudent Bear Fund's transfer agent may require a signature guarantee in other circumstances based on the facts and circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

     5.   Send  the  letter  of  instruction  to:

          BY  FIRST  CLASS  MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          Shareholder  Services  Center
          P.  O.  Box  701
          Milwaukee,  WI  53201-0701

          BY  OVERNIGHT  DELIVERY  SERVICE  OR  EXPRESS  MAIL
          Prudent  Bear  Funds,  Inc.
          c/o  U.S.  Bancorp  Fund  Services,  LLC
          3rd  Floor
          615  East  Michigan  Street
          Milwaukee,  WI  53202-5207

     PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW  TO  REDEEM  (SELL)  CLASS  C  SHARES  BY  TELEPHONE

     1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming Class C shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in individual retirement accounts and shares represented by certificates cannot be redeemed by telephone.

     2.   The  request  must  be  for  an  amount less than or equal to $50,000.

     3. Assemble the same information that you would include in the letter of instruction for a written redemption request.

     4. Call U.S. Bancorp Fund Services, LLC at 1-800-711-1848. Please do not call the Fund or the Adviser.

HOW  TO  REDEEM  (SELL)  CLASS  C  SHARES  THROUGH  SERVICING  AGENTS

     If your Class C shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION  PRICE

     The redemption price per share you receive for redemption requests is the next determined net asset value after:

     o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary.

     o U.S. Bancorp Fund Services, LLC receives your authorized telephone request in good order with all required information and documents as necessary.

     If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT  OF  REDEMPTION  PROCEEDS

     o U.S. Bancorp Fund Services, LLC generally sends redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

     o For those shareholders who redeem Class C shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds the following business day provided that it receives the redemption request in good order with all required information.

     o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will, provided that it receives the redemption request in good order with all required information, either mail a check to the address of record the following business day, transfer the redemption proceeds by wire to the bank account of record, or transfer the redemption proceeds by electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The investor does not incur any charge when proceeds are sent via the ACH system, however credit may not be available for 2-3 days following the redemption.

     o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

MARKET  TIMING  PROCEDURES

     Frequent purchases and redemptions of shares of the Prudent Bear Fund may harm other shareholders by interfering with the efficient management of the Fund's portfolios, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Prudent Bear Fund by:

     1) Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares; and

     2) Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.

     The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRAs; or (c) shares redeemed through the systematic withdrawal plan. For purposes of calculating the redemption period, the Fund uses a "first-in, first-out" method, meaning the date of any redemption will be compared to the earliest purchase date. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

     Many financial intermediaries do not have the systems capability to collect or track accurately the redemption fee due from the underlying account owners. Until these systems limitations are resolved, the Fund reserves the right to waive its redemption fee for these intermediaries.

OTHER  REDEMPTION  CONSIDERATIONS

     When redeeming Class C shares of the Fund, shareholders should consider the following:

     o     The  redemption  may  result  in  a  taxable  gain.

     o Shareholders who redeem Class C shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding. Shareholders redeeming Class C shares held in an IRA should review the applicable Individual Retirement Account Disclosure Statement & Custodial Account Agreement because it will outline other fees and considerations that apply when redeeming shares held in that particular IRA.

     o As permitted by the Investment Company Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.

     o If you purchased Class C shares by check or Electronic Funds Transfer, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check and transfer of funds have cleared (which may take up to 15 days from the date of purchase).

     o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

     o The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

     o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

     o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

     o While the Fund generally pays redemption requests in cash, the Fund reserves the right to pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

     o If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholders account at the Fund's then current net asset value and to reinvest all subsequent distributions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Prudent Bear Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

     o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.


     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Prudent Bear Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-711-1848.

     The Fund's distributions, whether received in cash or additional Class C shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Prudent Bear Fund's financial performance for the past five fiscal years of operation. Certain information reflects financial results for a single Fund Class C share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the 2006 Annual Report which is available upon request.


PRUDENT BEAR FUND

Selected  per share data is based on a share outstanding throughout each period.


                                                                                           CLASS  C  SHARES
                                                                 ----------------------------------------------------------------
                                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                                                SEPT. 30,      SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,
                                                                  2006           2005           2004           2003          2002
                                                                  ----           ----           ----           ----          ----
Per  Share  Data:
     Net  asset  value,  beginning  of period                     $5.29          $5.56          $6.68          $8.14        $6.23
                                                                  -----          -----          -----          -----        -----

Income  from  investment  operations:
     Net  investment  income  (loss)(1)<F8>(2)<F9>                 0.11          (0.04)         (0.07)         (0.10)        0.01
     Net  realized  and  unrealized
       gains  (losses)  on  investments                            0.26          (0.24)         (0.75)         (0.94)        2.03
                                                                  -----          -----          -----          -----        -----
     Total  from  investment  operations                           0.37          (0.28)         (0.82)         (1.04)        2.04
                                                                  -----          -----          -----          -----        -----

Redemption  fees                                                   0.00(4)<F11>   0.01           0.00(4)<F11>     --           --
                                                                  -----          -----          -----          -----        -----

Less  distributions:
     Dividends  from  net  investment  income                     (0.04)            --          (0.30)         (0.18)       (0.13)
     Distributions  from  net  realized  gains                       --             --             --          (0.24)          --
                                                                  -----          -----          -----          -----        -----
     Total  distributions                                         (0.04)            --          (0.30)         (0.42)       (0.13)
                                                                  -----          -----          -----          -----        -----
Net  asset  value,  end  of  period                               $5.62          $5.29          $5.56          $6.68        $8.14
                                                                  -----          -----          -----          -----        -----
                                                                  -----          -----          -----          -----        -----

Total  return                                                      7.14%         (4.86)%       (12.72)%       (13.21)%      34.18%

Supplemental  data  and  ratios:
     Net  assets,  end  of  period  (000's)                     $31,283        $19,029        $15,971        $13,059       $7,842

     Ratio  of  total  expenses  to  average net assets            3.24%          3.33%          3.03%          3.05%        3.04%
     Ratio  of  dividends  on  short  positions
       to  average  net  assets                                    0.72%          0.73%          0.44%          0.44%        0.40%

     Ratio  of  expenses  to  average  net  assets
       excluding  dividends  on  short  positions:
         Before  expense reductions                                2.52%          2.60%          2.59%          2.61%        2.64%
         After  expense  reductions                                2.52%          2.60%          2.58%          2.58%        2.59%

     Ratio  of  net  investment  income  (loss)
       to  average net assets                                      1.85%         (0.78)%        (1.13)%        (1.46)%       0.18%

     Portfolio  turnover  rate(3)<F10>                              104%           129%           138%           178%         266%



(1)<F8> Net investment income (loss) per share before dividends on short positions for the periods ended September 30, 2006, September 30, 2005, September 30, 2004, September 30, 2003, and September 30, 2002, was $0.14, $(0.00)(4)<F11>, $(0.04), $(0.07), and $0.04,
          respectively.
(2)<F9> Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)<F10> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)<F11>  Amount  calculated  is  less  than  $0.005.



                             THE PRUDENT BEAR FUNDS
                                 PRIVACY POLICY



     This disclosure is made pursuant to Regulation S-P concerning the privacy policy of the Prudent Bear Funds, Inc. We collect the following nonpublic personal information about you:



     o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and



     o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.



     We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



     In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.



                           Not part of the prospectus.


PRUDENT BEAR FUND
CLASS C SHARES

     To learn more about the Prudent Bear Fund, you may want to read its Statement of Additional Information (or "SAI") which contains additional information about the Fund. The Prudent Bear Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading its annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-711-1848. The Prudent Bear Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Internet website at http://www.prudentbear.com.

     Prospective investors and shareholders who have questions about the Prudent Bear Fund may also call the above number or write to the following address:

     Prudent  Bear  Funds,  Inc.
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     P.O.  Box  701
     Milwaukee,  WI  53201-0701

     The general public can review and copy information about the Prudent Bear Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

     Public  Reference  Section
     Securities  and  Exchange  Commission
     Washington,  D.C.  20549-0102

     Distributed  by  Quasar  Distributors,  LLC.

     Please refer to the Investment Company Act File No. 811-09120 of the Prudent Bear Fund when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION                             January 31, 2007


         PRUDENT BEAR FUND
         PRUDENT GLOBAL INCOME FUND


                            PRUDENT BEAR FUNDS, INC.




                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Prudent Bear Funds, Inc. for the No Load Shares of the Prudent Bear Fund and the Prudent Global Income Fund and the Prospectus for the Class C Shares of the Prudent Bear Fund, both of which are dated January 31, 2007. Requests for copies of the Prospectuses should be made by writing to Prudent Bear Funds, Inc., c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, P. O. Box 701, Milwaukee, Wisconsin 53201 or by calling 1-800-711-1848.

                  The following financial statements are incorporated by reference from the Annual Report, dated September 30, 2006 of Prudent Bear Funds, Inc. (File No. 811-09120) as filed with the Securities and Exchange Commission on Form N-CSR on December 6, 2006:


                            (Prudent Bear Fund only)

        o        Report of Independent Registered Public Accounting Firm
        o        Statement of Assets and Liabilities
        o        Statement of Operations
        o        Statement of Changes in Net Assets
        o        Financial Highlights
        o        Schedule of Investments
        o        Schedule of Securities Sold Short
        o        Notes to the Financial Statements

                        (Prudent Global Income Fund only)

        o        Report of Independent Registered Public Accounting Firm
        o        Statement of Assets and Liabilities
        o        Statement of Operations
        o        Statement of Changes in Net Assets
        o        Financial Highlights
        o        Schedule of Investments
        o        Notes to Financial Statements

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-711-1848.

                            Prudent Bear Funds, Inc.

                                TABLE OF CONTENTS

                                                                        Page No.



FUND HISTORY AND CLASSIFICATION.............................................1

INVESTMENT RESTRICTIONS.....................................................1

INVESTMENT CONSIDERATIONS...................................................3

DISCLOSURE OF PORTFOLIO HOLDINGS...........................................15

DIRECTORS AND OFFICERS OF THE CORPORATION..................................17

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS.........................21

INVESTMENT ADVISER AND PORTFOLIO MANAGERS..................................23

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT, ACCOUNTING SERVICES AGENT
    AND PRINCIPAL UNDERWRITER..............................................28

DETERMINATION OF NET ASSET VALUE...........................................30

DISTRIBUTION OF SHARES.....................................................31

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES..........................32

REDEMPTION OF SHARES.......................................................33

SYSTEMATIC WITHDRAWAL PLAN.................................................33

ALLOCATION OF PORTFOLIO BROKERAGE..........................................34

TAXES......................................................................35

SHAREHOLDER MEETINGS.......................................................39

CAPITAL STRUCTURE..........................................................40

DESCRIPTION OF SECURITIES RATINGS..........................................41

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................43


                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and Prospectus dated January 31, 2007 and, if given or made, such information or representations may not be relied upon as having been authorized by Prudent Bear Funds, Inc.


                  This Statement of Additional Information does not constitute an offer to sell securities.


                                      (i)

                         FUND HISTORY AND CLASSIFICATION

                  Prudent Bear Funds, Inc., a Maryland corporation incorporated on October 25, 1995 (the "Corporation"), is an open-end management investment company consisting of a diversified portfolio, the Prudent Bear Fund, and a non-diversified portfolio, the Prudent Global Income Fund (each individually a "Fund" and collectively the "Funds"). This Statement of Additional Information provides information about the Prudent Bear Fund and the Prudent Global Income Fund. The Corporation is registered under the Investment Company Act of 1940 (the "Act").

                             INVESTMENT RESTRICTIONS

                  The Funds have adopted the following investment restrictions which are matters of fundamental policy. Each Fund's investment restrictions cannot be changed without approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

               1. Neither Fund will purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Prudent Bear Fund's total assets and 50% of the Prudent Global Income Fund's total assets may be invested without regard to these limitations.

               2. Each Fund may sell securities short to the extent permitted by the Act.

               3. Neither Fund will purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that each Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

               4. Each Fund may borrow money or issue senior securities to the extent permitted by the Act.

               5. Each Fund may pledge or hypothecate its assets to secure its borrowings.

               6. Neither Fund will act as an underwriter or distributor of securities other than of its shares (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities).

               7. Neither Fund will make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

               8. Neither Fund will invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

               9. Neither Fund will make investments for the purpose of exercising control or management of any company.

               10. Neither Fund will purchase or sell real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

               11. Neither Fund will purchase or sell commodities or commodity contracts except (a) the Prudent Global Income Fund may purchase or sell gold and other precious metals and; (b) each of the Funds may enter into futures contracts and options on futures contracts.

               12. The Prudent Bear Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction shall not prohibit the Prudent Bear Fund from purchasing securities of "C" corporations or of companies that invest in "C" corporations.

                  The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Corporation's Board of Directors without shareholder approval. These additional restrictions are as follows:

               1. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of any Fund's investment adviser.

               2. Neither Fund will invest more than 5% of such Fund's total assets in securities of any issuer which has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

               3. Neither Fund will purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its net assets would be invested in such securities.

               4. Each Fund's investments in warrants will be limited to 5% of such Fund's net assets.

               5. Neither Fund will purchase the securities of other investment companies except as permitted by the Act.

                  The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's fundamental restrictions will be deemed to have occurred. Any changes in a Fund's investment restrictions made by the Board of Directors will be communicated to shareholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

                  The Funds' prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities

                  Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices. The Board of Directors of the Corporation has delegated to David W. Tice & Associates, LLC (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets);
(ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

                  Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

Registered Investment Companies

                  Each Fund may invest up to 25% of its net assets in shares of registered investment companies. However, under normal market conditions, a Fund will not invest more than 5% of its net assets in such shares. Each Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if (a) a Fund and its affiliated persons would own more than 3% of any class of securities of such registered investment company or
(b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If a Fund purchases more than 1% of any class of security of a registered open-end investment company and has invested more than 25% of its net assets in shares of registered investment companies, such investment will be considered an illiquid investment.

Borrowing

                  Each Fund may borrow money for investment purposes. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of a Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. As required by the Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund within three business days will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

                  In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. For example a Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Such borrowings will be promptly repaid and are not subject to the foregoing 300% asset coverage requirement.

Portfolio Turnover

                  Each Fund will generally purchase and sell securities and effect transactions in futures contracts without regard to the length of time the security has been held or the futures contract open and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. Each Fund may sell a given security or close a futures contract, no matter for how long or short a period it has been held in the portfolio, and no matter whether the sale is at a gain or loss, if the Adviser believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the Fund's investment objective, the rate of portfolio turnover is irrelevant when the Adviser believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate may vary from year to year. Pursuant to Securities and Exchange Commission requirements, the portfolio turnover rate of each Fund is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. Each Fund may hold a significant portion of its assets in assets which are excluded for purposes of calculating portfolio turnover.

                  High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.


                  The portfolio turnover rate of the Prudent Global Income Fund in 2005 was 232%, which was higher than the portfolio turnover rate in 2006 of 57% and the portfolio turnover rate in 2004 of 98%. The rise in the portfolio turnover rate in 2005 versus 2006 and 2004 was due in part to the portfolio managers of the Fund strategically repositioning the Fund's portfolio to shorten maturities of fixed income investments over the course of 2005 in anticipation of higher short-term interest rates. In addition, the Prudent Global Income Fund experienced above average redemptions in the first half of 2005, as the U.S. dollar rallied sharply.


Short Sales

                  Each Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

                  Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

Futures Contracts and Options Thereon

                  The Prudent Bear Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. The Prudent Global Income Fund may purchase and write
(sell) Debt Futures. Debt Futures are
futures contracts on debt securities. The Prudent Bear Fund and the Prudent Global Income Fund may purchase and write (sell) futures contracts on gold ("Gold Futures"). A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index or of the debt security with respect to a Debt Future or of gold with respect to a Gold Future is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

                  The Prudent Bear Fund may purchase put and call options and write put and call options on stock index futures contracts and the Prudent Global Income Fund may purchase put and call options and write put and call options on Debt Futures. The Prudent Bear Fund and the Prudent Global Income Fund may purchase put and call options and write put and call options on Gold Futures. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a put option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option, the right to sell to the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

                  Some futures and options strategies tend to hedge a Fund's equity, debt or gold positions against price fluctuations, while other strategies tend to increase market exposure. Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index, Debt Future or gold. The extent of a Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

                  Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission. Thus, the Corporation is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

                  When a Fund purchases or sells a futures contract, the Fund "covers" its position. To cover its position, the Fund maintains (and marks-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to its obligations on the futures contract or otherwise cover its position. If a Fund continues to engage in the described securities trading practices and properly maintains assets, such assets will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such maintained assets will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

                  Each Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

                  Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

                  Although the Funds intend to purchase and sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Index Options Transactions

                  The Prudent Bear Fund may purchase put and call options and write put and call options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the options. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

                  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges. Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

                  Each of the exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may buy or sell; however, the Adviser intends to comply with all limitations.

                  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than are required for predicting changes in the prices of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options; and/or (ii) maintains (and marks-to-market, on a daily basis) cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to its obligations under the option positions that are not otherwise covered.

                  The Adviser may utilize index options as a technique to leverage the portfolio of the Prudent Bear Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast however, the Fund would incur losses greater than the Fund would have incurred without the options position.

Options on Securities

                  Each Fund may buy put and call options and write (sell) put and call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By writing a put option and receiving a premium, the Fund may become obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price. Options on securities written by the Funds will be traded on recognized securities exchanges.

                  When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

                  When writing put options on securities, a Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and maintaining cash or liquid securities equal in value between the two exercise prices. In addition, a Fund may cover its position by maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

                  When a Fund wishes to terminate the Fund's obligation with respect to an option it has written, the Fund may effect a "closing purchase transaction." The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer's position will be canceled. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When a Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.

                  A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call option or put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option or put option. The Fund also will realize a gain if a call option or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

                  A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

                  Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Funds. In such event, a Fund would be unable to realize its profits or limit its losses until the Fund would exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

                  Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

Combined Option Positions

                  Each Fund may purchase and write options (subject to the limitations described above) in combination with each other to adjust the risk and return characteristics of the overall positions. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

U.S. Treasury Securities

                  Each Fund may invest in U.S. Treasury Securities as "cover" for the investment techniques the Fund employs. Each Fund may also invest in U.S. Treasury Securities as part of a cash reserve or for liquidity purposes and the Prudent Global Income Fund may also invest in U.S. Treasury securities as part of its principal investment strategy. U.S. Treasury Securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury Securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund's portfolio investments in U.S. Treasury Securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.

                  U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.

Warrants and Convertible Securities

                  Each Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

                  Each Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). The Adviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. Each Fund may invest up to 5% of its net assets in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

                  Investments in convertible securities rated less than investment grade ("high yield convertible securities") are subject to a number of risk factors. The market for high yield convertible securities is subject to substantial volatility. Issuers of high yield convertible securities may be of low creditworthiness and the high yield convertible securities are likely to be subordinated to the claims of senior lenders. The secondary market for high yield convertible securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Funds to value accurately such securities or dispose of them.

Money Market Instruments

                  Each Fund may invest in cash and money market securities. The Fund may do so to "cover" investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

                  Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price the Fund would suffer a loss. The Funds also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

                  Each  Fund may  also  invest  in  securities  issued  by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Foreign Securities and American Depository Receipts

                  Each of the Funds may invest in common stocks of foreign issuers which are publicly traded on U.S. exchanges or in the U.S. over-the-counter market either directly or in the form of American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. Investments in such securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Dividends and interest on foreign securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax laws, such taxes may reduce the net return to shareholders. Although the Funds intend to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

                  The Funds will invest only in ADRs which are "sponsored". Sponsored facilities are based on an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices and other communications.

                  Foreign securities held by the Prudent Global Income Fund may be held by foreign subcustodians that satisfy certain eligibility requirements. However foreign subcustodian arrangements are significantly more expensive than domestic custody.

Foreign Currency Considerations

                  Even though the Funds may hold securities denominated or traded in foreign currencies, a Fund's performance is measured in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of a Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency. To manage foreign currency fluctuations or facilitate the purchase and sale of foreign securities for a Fund, the Adviser may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although a Fund may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that the Adviser may not accurately predict the currency movements, which could adversely affect a Fund's total return.

                  A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

                  When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, a Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

                  When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of a Fund denominated in such foreign currency ("position hedging"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, the
Adviser considers the long-term prospects for a particular currency and incorporates these prospects into its overall long-term diversification strategies. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

                  At the maturity of a forward contract, a Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

                  If a Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when a Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

                  Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer's deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund's securities is less than the amount of the foreign currency upon expiration of the contract. Conversely, a Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency the Fund is obligated to deliver. Each Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

                  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                  A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed earlier in the Statement of Additional Information. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers - Fund Administrator, Independent Registered Public Accounting Firm and Custodian

                  The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of the Funds, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit which requires the Funds' independent registered public accounting firm to review each Fund's portfolio. In addition to the Funds' administrator, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the Funds' portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations

                  The Funds may provide their entire portfolios to the following rating and ranking organizations:

                  U.S. Bancorp Fund Services, LLC
                  Morningstar, Inc.
                  Lipper, Inc.
                  Standard & Poor's Ratings Group
                  Bloomberg L.P.

                  The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

                  The  Funds  may  provide   portfolio   information   to  these
organizations on either a monthly or quarterly basis but not until such information is at least 15 days old.

Website Disclosure

                  The Funds publish their portfolio holdings in their annual and semi-annual reports, which are available to anyone that visits their website (www.prudentbear.com).

                    DIRECTORS AND OFFICERS OF THE CORPORATION

                  As a Maryland corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board of Directors.

Directors' and Officers' Information

                  Certain important information regarding each of the officers and directors of the Corporation (including their principal occupations for at least the last five years) is set forth below. The Funds form a "Fund Complex" as defined in the Act.


                                                                                                  Number of
                                                                                                Portfolios in
                      Position(s) Held                                       Principal          Fund Complex         Other
 Name, Address and        with the        Term of Office and Length    Occupation(s) During      Overseen by     Directorships
        Age              Corporation             of Service                Past 5 Years           Director      Held by Director
---------------------------------------------------------------------------------------------------------------------------------

                                                     Interested Directors*
David W. Tice *       Director,          Director - Indefinite,       President  and Chief            2         Prudent Global
43-46 Norre Gade      President and      since 1995                   Compliance Officer of                     Gold Fund,
Suite 137             Treasurer          President - 1 yr term,       David W. Tice &                           Prudent Global
St. Thomas, USVI                         since 1995                   Associates, LLC, the                      Natural
00802                                    Treasurer - 1 yr term,       adviser of the Funds;                     Resources
Age 52                                   since 1995                   President of David W.                     Offshore Fund,
                                                                      Tice & Assoc., Inc.,                      Ltd.
                                                                      BTN Research, Inc.,
                                                                      David W. Tice
                                                                      Management, LLC and
                                                                      Behind the Numbers,
                                                                      LLC;
                                                                      Partner  &
                                                                      Employee,
                                                                      ISS, LLP.

Gregg Jahnke *        Director, Vice     Director - Indefinite,       Analyst,  Senior                2         Prudent Global
8140 Walnut Hill      President and      since 1995 **                strategist, and Chief                     Gold Fund
Lane, Suite 300,      Secretary          Vice President - 1 yr        Compliance Officer for
Dallas, Texas 75231                      term, since 1995             David W. Tice &
Age 48                                   Secretary - 1 yr term,       Assoc., Inc.
                                         since 1995



* "Interested" directors are directors who are deemed to be "interested persons" (as defined in the Act) of the Corporation. Mr. Tice is an interested director because of his ownership in the Adviser and because he is an officer of the Corporation. Mr. Jahnke is an interested director because he is an employee of the Adviser and an officer of the Corporation.

** Mr. Jahnke resigned as a director effective May 29, 2002 in order for the Corporation to comply with certain Securities and Exchange Commission regulations requiring the Funds to have a majority of their directors consist of persons who are not interested persons of the Corporation. Mr. Jahnke was re-elected on September 23, 2002.

                                                                                      Number of
                                                                                      Portfolios
                                           Term of                                     in Fund
                      Position(s) Held   Office and                                    Complex           Other
 Name, Address and        with the        Length of      Principal Occupation(s)     Overseen by     Directorships
        Age              Corporation       Service         During Past 5 Years         Director     Held by Director
----------------------------------------------------------------------------------------------------------------------

                                                     Independent Directors*
David Eric Luck       Director           Since 1995   Private investor and                 2        None
8332 Briar Drive,                                     writer.  Former CEO of
Dallas, TX  75243                        Indefinite   Redstone Oil & Gas Company.
Age 52                                   term

Elwyn Kim Evans       Director           Since 2000   Private investor.                    2        None
690 Osceola Avenue
#404, Winter Park,                       Indefinite
FL  32789                                term
Age 61

Edmund M. McCarthy    Director           Since 2002   Principal, President and CEO         2        None
6060 SW 85th                                          of Financial Risk Management
Street, Miami, FL                        Indefinite   Advisors Co.
33143                                    term
Age 71

                                                     Other Officer

Guy F. Talarico       Chief Compliance   1 yr term,   CEO of ALARIC Compliance            N/A       N/A
41 Madison Avenue,    Officer            since 2006   Services, LLC.  Former
36th Floor, New                                       Co-CEO of EOS Compliance
York, NY  10010                                       Services, LLC (2004-2005)
Age 51                                                and former Senior Director
                                                      of Investors Bank & Trust
                                                      Institutional Custody
                                                      Division (2001-2004).


* "Independent" directors are directors who are not deemed to be "interested persons" (as defined in the Act) of the Corporation.

Equity Ownership of Directors


                  The following table sets forth the dollar range of equity securities beneficially owned by each director in each of the Funds as of December 31, 2006, which is also the valuation date:



                                                                                   Aggregate Dollar Range of
                                                                                   Equity Securities in All
                         Dollar Range of Equity        Dollar Range of Equity     Funds Overseen by Director
                       Securities in the Prudent     Securities in the Prudent      in Family of Investment
        Name                   Bear Fund                 Global Income Fund               Companies*
--------------------------------------------------------------------------------------------------------------

                                            Interested Directors

David W. Tice                   None                          None                          None

Gregg Jahnke                    None                          None                          None


                                            Independent Directors

David Eric Luck                 Over $100,000                 Over $100,000                 Over $100,000

Elwyn Kim Evans                 $1 - $10,000                  None                          $1 - $10,000

Edmund M. McCarthy              $50,001 - $100,000            $10,001 - $50,000             $50,001 - $100,000


*The "Family of Investment Companies" is comprised of the Funds.

Compensation

                  The Corporation's standard method of compensating directors is to pay each director who is not an interested person of the Corporation a fee of $3,000 for each meeting of the Board of Directors attended. The Corporation also may reimburse its directors for travel expenses incurred in order to attend meetings of the Board of Directors.

                  The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended September 30, 2006:




                               COMPENSATION TABLE
                                                                                                          Total
                                                               Pension or                              Compensation
                                                               Retirement                                  from
                                                                Benefits            Estimated        Corporation and
                                          Aggregate            Accrued As             Annual           Fund Complex
                                      Compensation from       Part of Fund        Benefits Upon          Paid to
         Name of Person                  Corporation            Expenses            Retirement          Directors*
----------------------------------    -------------------    ----------------     ---------------    -----------------

Interested Directors

David W. Tice                                    $0                  $0                   $0                  $0

Gregg Jahnke                                     $0                  $0                   $0                  $0

Independent Directors

David Eric Luck                             $12,000                  $0                   $0               $12,000

Elwyn Kim Evans                             $12,000                  $0                   $0               $12,000

Edmund M. McCarthy                          $12,000                  $0                   $0               $12,000

----------
* The Funds are the only investment companies in the Fund Complex.

Committees


                  The Corporation's Board of Directors has created an Audit Committee, whose members are Messrs. Luck, McCarthy and Evans. The primary functions of the Audit Committee are to select the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Corporation's internal controls and to review certain other matters relating to the Corporation's independent auditors and financial records. The Corporation's Board of Directors has no other committees. The Corporation's Audit Committee met once during the fiscal year ended September 30, 2006.


Proxy Voting Policy

                  Each Fund has delegated proxy voting decisions on securities held in the Fund's portfolio to the Adviser. The Adviser has adopted a Proxy Voting Policy (the "Proxy Voting Policy") that sets forth its proxy voting policy and related procedures. When the Adviser votes proxies for its clients, including the Prudent Bear Fund and the Prudent Global Income Fund, the Adviser generally follows the so-called "Wall Street Rule" (i.e., it votes as management recommends or sells the stock prior to the meeting). The Adviser believes that following the "Wall Street Rule" is consistent with the economic best interests of the Funds. Consistent with its duty of care the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

                  There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the "Wall Street Rule," but only after disclosing any such conflict to the Corporation's Board of Directors prior to voting and affording such Fund the opportunity to direct the Adviser in the voting of such securities.

                  Information on how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds' website at http://www.prudentbear.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

Code of Ethics

                  The Corporation and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


                  Set forth below are the names and addresses of all holders of the shares of the Prudent Bear Fund and the Prudent Global Income Fund who as of December 31, 2006 held of record more than 5% of a Fund's then outstanding shares. The shares owned by Charles Schwab & Co., Inc., National Financial Services Corp., National Investor Services Corp. and Citigroup Global Markets, Inc. were owned of record only. Other than the holders set forth below, the Corporation knows of no other person who beneficially owned 5% or more of either Fund's outstanding shares. At December 31, 2006, all officers and directors of the Corporation as a group (6 persons) beneficially owned less than 1% of the outstanding shares of the Prudent Bear Fund and the Prudent Global Income Fund.

                       Prudent Bear Fund - No Load Shares

       Name and Address of Beneficial Owner                Percent of Class
--------------------------------------------------       --------------------

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104-4151                                    26.66%

National Financial Services Corp.
One World Financial Center
200 Liberty Street
New York, NY  10281-1003                                         21.99%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-2052                                       6.74%


                       Prudent Bear Fund - Class C Shares

       Name and Address of Beneficial Owner                Percent of Class
--------------------------------------------------       --------------------

Citigroup Global Markets Inc.
333 West 34th Street - 3rd Floor
New York, NY  10001-2402                                         39.63%

Laurence B. Boucher
20605 Montalvo Heights Drive
Saratoga, CA  95070-6337                                         13.35%

National Financial Services Corp.
One World Financial Center
200 Liberty Street
New York, NY  10281-1003                                         13.25%

First Clearing Corporation
P. O. Box 251
Townsville, NC  27584-0251                                        6.37%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-2052                                       6.24%

Raymond James & Associates, Inc.
880 Carillon Parkway
St. Petersburg, FL 33716-1100                                     5.36%

                   Prudent Global Income Fund - No Load Shares

       Name and Address of Beneficial Owner                Percent of Class
--------------------------------------------------       --------------------

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104-4151                                    31.52%

National Financial Services Corp.
One World Financial Center
200 Liberty Street
New York, NY  10281-1003                                         18.39%

National Investor Services
55 Water Street - 32nd Floor
New York, NY  10041-3299                                          7.29%

Pershing LLC
P. O. Box 2052
Jersey City, NJ  07303-2052                                       7.18%


                    INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Investment Adviser

                  The investment adviser to each Fund is David W. Tice & Associates, LLC, 43-46 Norre Gade, Suite 137, St. Thomas, U.S. Virgin Islands 00802. The Adviser is controlled by David W. Tice, its President and beneficial owner.


                  Pursuant to the Investment Advisory Agreement entered into between the Corporation and the Adviser with respect to each Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services to each Fund. The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Directors of the Corporation may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund. Under the Advisory Agreement, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds' Service and Distribution Plans, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the Corporation (except the fees paid to directors who are not officers of the Corporation). For the foregoing, the Adviser receives from the Prudent Bear Fund a monthly fee based on such Fund's average daily net assets at the annual rate of 1.25%, and from the Prudent Global Income Fund a monthly fee based on such Fund's average daily net assets at the annual rate of 0.75%. During the fiscal years ended September 30, 2006, 2005 and 2004, the Prudent Bear Fund incurred advisory fees of $6,683,343, $5,027,722 and $6,131,100, respectively. During the fiscal years ended September 30, 2006, 2005 and 2004, the Prudent Global Income Fund incurred advisory fees of $2,602,970, $3,415,364 and $3,939,092, respectively.


                  Each Fund pays all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act and the Act and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Corporation also pays the fees of directors who are not officers of the Corporation, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.


                  The Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Funds are qualified for sale or, if the states in which the shares of the Funds are qualified for sale impose no such restrictions, 3%. As of the date of this Statement of Additional Information, no such state law provision was applicable to the Funds. Additionally, the Adviser has agreed to reimburse the Prudent Global Income Fund to the extent aggregate annual operating expenses in each such year as described above exceed 1.50% of the Prudent Global Income Fund's daily net assets. Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Adviser has reimbursed the Prudent Global Income Fund for excess expenses, the Prudent Global Income Fund's expenses, as a percentage of its average net assets, are less than 1.50%, the Prudent Global Income Fund shall repay to the Adviser the amount the Adviser reimbursed the Prudent Global Income Fund; provided, however, that the Prudent Global Income Fund's expense ratio shall not exceed 1.50%. During the fiscal years ended September 30, 2006, 2005 and 2004, the Adviser was not required to reimburse the Prudent Bear Fund for excess expenses. During the fiscal years ended September 30, 2006, 2005 and 2004, the Adviser was not required to reimburse the Prudent Global Income Fund (during the fiscal year ended September 30, 2004, pursuant to the Advisory Agreement, the Prudent Global

Income Fund repaid the Adviser for previous years reimbursements in an amount equal to $181,187).


                  Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of the majority of the applicable Fund's shareholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the Corporation, and that it shall be automatically terminated if it is assigned.

                  Each Advisory Agreement provides that the Adviser shall not be liable to the Corporation or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                  The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the directors who are independent, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Portfolio Managers


                  The sole investment adviser to each Fund is David W. Tice & Associates, LLC. The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2006.


                                 Number of Other Accounts Managed and Total        Number of Accounts and Total Assets for Which
                                           Assets by Account Type                        Advisory Fee is Performance-Based
                                           ----------------------                        ---------------------------------
                               Registered       Other Pooled                    Registered      Other Pooled
                               Investment        Investment     Other           Investment      Investment          Other
                               Companies          Vehicles      Accounts        Companies       Vehicles            Accounts
                               ---------          --------      --------        ---------       --------            --------
Name of Portfolio Managers
--------------------------

David W. Tice                       --               3              --              --                3                --

                                    $--        $40,201,130.12      $--             $--          $40,201,130.12        $--

Doug Noland                          --              --             --              --                --               --

                                    $--             $--            $--             $--               $--              $--

Chad Hudson                          --              --             --              --                --               --

                                    $--             $--            $--             $--               $--              $--

Gregg Jahnke                         --              --             --              --                --               --

                                    $--             $--            $--             $--               $--              $--




                  The portfolio managers of the Adviser are often responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

                  The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2006.



                                                                                      Method Used to Determine Compensation
                                                                                  (Including Any Differences in Method Between
Name of Portfolio Managers     Form of Compensation     Source of Compensation                    Account Types)
--------------------------     --------------------     ----------------------                    --------------
David W. Tice                      Salary/Bonus             David W. Tice &       Mr. Tice does not receive a fixed salary or
                                                            Associates, LLC       bonus.  However, as beneficial owner of David
                                                                                  W. Tice & Associates, LLC, he recognizes as
                                                                                  income the net profit of David W. Tice &
                                                                                  Associates, LLC.

Doug Noland                        Salary/Bonus         David W. Tice & Assoc.,   Mr.  Noland  receives a fixed  salary  that is
                                                                 Inc.             set by  reference to industry  standards.  Mr.
                                                                                  Noland  also  receives  an  annual  subjective
                                                                                  bonus    based    solely   on   the    overall
                                                                                  profitability of David W. Tice & Assoc.,  Inc.
                                                                                  after taxes for the prior fiscal year.

Chad Hudson                        Salary/Bonus         David W. Tice & Assoc.,   Mr.  Hudson  receives a fixed  salary  that is
                                                                 Inc.             set by  reference to industry  standards.  Mr.
                                                                                  Hudson  also  receives  an  annual  subjective
                                                                                  bonus    based    solely   on   the    overall
                                                                                  profitability of David W. Tice & Assoc.,  Inc.
                                                                                  after taxes for the prior fiscal year.

Gregg Jahnke                       Salary/Bonus         David W. Tice & Assoc.,   Mr.  Jahnke  receives a fixed  salary  that is
                                                                 Inc.             set by  reference to industry  standards.  Mr.
                                                                                  Jahnke  also  receives  an  annual  subjective
                                                                                  bonus    based    solely   on   the    overall
                                                                                  profitability of David W. Tice & Assoc.,  Inc.
                                                                                  after taxes for the prior fiscal year.



                  The following table sets forth the dollar range of equity securities of each Fund beneficially owned by each of the portfolio managers of such Fund as of December 31, 2006.



                                       Dollar Range of Equity Securities of     Dollar Range of Equity Securities of
Name of Portfolio Managers                       Prudent Bear Fund                   Prudent Global Income Fund
--------------------------                       -----------------                   --------------------------
David W. Tice                                          None                                     None


Doug Noland                                            None                              $50,001 - $100,000


Chad Hudson                                      $10,001 - $50,000                       $50,001 - $100,000


Gregg Jahnke                                           None                                     None

          ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT, ACCOUNTING SERVICES
                        AGENT AND PRINCIPAL UNDERWRITER

Administrator


                  The administrator to the Corporation is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). Pursuant to separate Fund Administration Servicing Agreements entered into between the Corporation and the Administrator relating to each Fund (the "Administration Agreements"), the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund's financial and accounting records and generally assists in all aspects of the Funds' operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreements. For the foregoing, the Administrator will receive from (i) the Prudent Bear Fund a fee, paid monthly, at an annual rate of .085% of the first $200 million of such Fund's average net assets, .07% of the next $300 million of such Fund's average net assets, .06% of the next $500 million of such Fund's average net assets, and .045% of such Fund's average net assets in excess of $1,000 million; and (ii) from the Prudent Global Income Fund a fee, paid monthly, at an annual rate of .07% of the first $200 million of each such Fund's average net assets, ..06% of the next $300 million of such Fund's average net assets, .05% of the next $500 million of such Fund's average net assets, and .04% of each such Fund's average net assets in excess of $1,000 million. Notwithstanding the foregoing, the Administrator's minimum annual fee is $55,000 for the Prudent Bear Fund and $50,000 for the Prudent Global Income Fund. Each Administration Agreement will remain in effect until terminated by either party. Each Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Corporation upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days' written notice to the Corporation. The total fees incurred by the Prudent Bear Fund pursuant to its Administration Agreement for the fiscal years ended September 30, 2006, 2005 and 2005, were $447,682, $366,830 and $426,004, respectively. The total fees incurred by the Prudent Global Income Fund pursuant to its Administration Agreement for the fiscal years ended September 30, 2006, 2005 and 2004, were $248,146, $311,793 and $348,663, respectively.


                  Under the Administration Agreements, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Corporation in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

Custodian

                  U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Prudent Bear Fund and the Prudent Global Income Fund pursuant to Custody Agreements. Under the Custody Agreements, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of each Fund, (ii) make receipts and disbursements of money on behalf of each Fund,
(iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to each Fund concerning each Fund's operations.

Transfer Agent

                  U.S. Bancorp Fund Services, LLC serves as transfer agent and dividend disbursing agent for the Funds under separate Transfer Agent Servicing Agreements. As transfer agent and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of each Fund, (ii) make dividend and other distributions to shareholders of each Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

Accounting Services Agent


                  The Corporation has entered into Fund Accounting Servicing Agreements with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of each Fund and provide other accounting services to the Funds. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees from (i) the Prudent Bear Fund, payable monthly, based on the total annual rate of $52,500 for the first $100 million in average net assets of the Fund, .025% on the next $200 million of average net assets, and .0125% on average net assets exceeding $300 million; and (ii) the Prudent Global Income Fund, payable monthly, based on the total annual rate of $42,000 for the first $100 million in average net assets of the Fund, .02% on the next $200 million of average net assets, and .01% on average net assets exceeding $300 million. U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses. For the fiscal years ended September 30, 2006, 2005 and 2004, the Prudent Bear Fund incurred fees of $168,971, $124,799 and $127,296, respectively, pursuant to its Fund Accounting Servicing Agreement. For the fiscal years ended September 30, 2006, 2005 and 2004, the Prudent Global Income Fund incurred fees of $114,495, $131,686 and $140,096, respectively, pursuant to its Fund Accounting Servicing Agreement.


Principal Underwriter


                  In November 2002, the Funds entered into a Distribution Agreement with Quasar Distributors, LLC ("Quasar"), an affiliate of U.S. Bancorp Fund Services, LLC, pursuant to which Quasar serves as principal underwriter for the Funds. Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202. Quasar sells the Funds' shares on a best efforts basis. Shares of the Funds are offered continuously. The Funds did not pay any underwriting commissions to Quasar during the fiscal years ended September 30, 2006, 2005 and 2004.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning. The staff of the Securities and Exchange Commission considers the New York Stock Exchange to be closed on any day when it is not open for trading the entire day. On those days the Funds may, but are not obligated to, determine their net asset values. The net asset value of the Prudent Bear Fund is calculated separately for the No Load Shares and the Class C Shares by adding the value of all portfolio securities and other assets that are allocated to the No Load Shares or Class C Shares, as the case may be, subtracting the liabilities charged to the No Load Shares or Class C Shares, as the case may be, and dividing the result by the number of outstanding shares of the No Load Shares or the Class C Shares, as the case may be. The No Load Shares and the Class C Shares bear differing class-specific expenses, such as 12b-1 fees. The Prudent Global Income Fund currently offers only one class of shares, No Load Shares.

                  Foreign securities trading may not take place on all days when the New York Stock Exchange is open, or may take place on Saturdays and other days when the New York Stock Exchange is not open and a Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 3:00 P.M. Central Time. Unless material, as determined by the Adviser under the supervision of the Board of Directors, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the New York Stock Exchange will not be reflected in such net asset value.


                  Common stocks and securities sold short that are listed on a national securities exchange (other than The Nasdaq Stock Market, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Common stocks and securities sold short that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked prices. Options purchased or written by a Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services.


                  Other assets and securities for which no quotations are readily available (or which are deemed unreliable) are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Corporation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) warrants; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

                  The Funds price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, they may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Funds do not have any of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Directors of the Corporation will establish a conversion rate for such currency.

                             DISTRIBUTION OF SHARES

                  The Corporation has adopted three Service and Distribution Plans (the "Plans"). There is a Plan for each class of shares of the Corporation (i.e. for the No Load Shares of the Prudent Bear Fund and the Prudent Global Income Fund and for the Class C Shares of the Prudent Bear Fund). The Plans were adopted in anticipation that the Funds will benefit from the Plans through increased sales of shares, thereby reducing each Fund's expense ratio and providing the Adviser with greater flexibility in management. The two Plans for the No Load Shares authorize payments by each Fund in connection with the distribution of its No Load Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. The Plan for the Class C Shares authorizes payments by the Prudent Bear Fund in connection with the distribution of its Class C Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 1.00% of a Fund's average daily net assets. Amounts paid under a Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

                  Each Plan may be terminated by any Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of either the applicable Fund's No Load Shares with respect to its Plan or the Prudent Bear Fund's Class C Shares with respect to its Plan. Messrs. Luck, McCarthy and Evans are currently the Rule 12b-1 Directors. Any change in a Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the applicable Fund's No Load Shares with respect to its Plan and a majority of the Prudent Bear Fund's Class C Shares with respect to its Plan.


                  While the Plans are in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plans will continue in effect for as long as their continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. During the fiscal year ended September 30, 2006, pursuant to the Prudent Bear Fund's Plan for the No Load Shares, the Prudent Bear Fund (a) incurred fees of $1,274,335; (b) paid fees of $6,728 for printing and mailing expenses, $73,497 for advertising expenses, $914,879 for selling dealers and $32,367 was retained by Quasar; and (c) accrued fees of $677,072 to be paid in fiscal year 2007, $34,244 of which are to be retained by Quasar. During the fiscal year ended September 30, 2006, pursuant to the Prudent Bear Fund's Plan for the Class C Shares, the Prudent Bear Fund (a) incurred fees of $249,337; (b) paid fees of $1,317 for printing and mailing expenses, $14,380 for advertising, $179,006 for selling dealers and $6,333 was retained by Quasar; and (c) accrued fees of $132,476 to be paid in fiscal year 2007, $6,700 of which are to be retained by Quasar. During the fiscal year ended September 30, 2006, pursuant to the Prudent Global Income Fund's Plan, the Prudent Global Income Fund (a) incurred fees of $867,657; (b) paid fees of $5,588 for printing and mailing expenses, $81,035 for advertising expenses, $686,474 for selling dealers and $38,700 was retained by Quasar; and (c) accrued fees of $377,024 to be paid in fiscal year 2007, $40,944 of which are to be retained by Quasar.


                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

                  The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account on the schedule (e.g., monthly, bimonthly [every other month], or quarterly) the shareholder selects. The minimum transaction amount is $100.

                  The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Provided the purchase order is properly and timely received, shares will be purchased at the net asset value calculated on the day the purchase order is placed. The minimum amount that can be transferred by telephone is $100.

                              REDEMPTION OF SHARES

                  A shareholder's right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

                  The Funds impose a 1.00% redemption fee on the value of shares of a Fund redeemed within 30 days of purchase. The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRAs; or (c) through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the respective Fund.

                  In calculating whether a redemption of a Fund's shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current net asset value of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

                  An investor who owns shares of any Fund worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from the Corporation or U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the investor at regular intervals. To establish the Systematic Withdrawal Plan, the investor deposits Fund shares with the Corporation and appoints it as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Corporation is required. The investor's signature should be guaranteed. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.

                  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at net asset value. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly [every other month], quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption day is a weekend or a holiday, such redemption will be made on the next business day. Establishment of a Systematic Withdrawal Plan constitutes an election by the investor to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his or her account at any time.

                  Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing thirty
(30) days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

                  Each Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Corporation's Board of Directors. Decisions to buy and sell securities for each Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for each Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by a Fund. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when a market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                  In allocating  brokerage  business for the Funds,  the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory
Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the
Adviser's overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion. Brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2006 were $3,211,354 on total transactions of $4,468,668,562; brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2005 were $2,986,322 on total transactions of $1,029,430,047; and brokerage commissions paid by the Prudent Bear Fund during the fiscal year ended September 30, 2004 were $3,964,504 on total transactions of $2,345,300,569. During the fiscal year ended September 30, 2006 brokerage commissions paid by the Prudent Bear Fund to brokers who provided research services were $975,763 on total transactions of $559,552,904. During the fiscal year ended September 30, 2006, $517,127 in brokerage credits were generated. Brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2006 were $67,395 on total transactions of $1,256,920,145; brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2005 were $184,785 on total transactions of $660,613,852; and brokerage commissions paid by the Prudent Global Income Fund during the fiscal year ended September 30, 2004 were $411,459 on total transactions of $1,618,685,017. During the fiscal year ended September 30, 2006 brokerage commissions paid by the Prudent Global Income Fund to brokers who provided research services were $40,550 on total transactions of $19,462,261. During the fiscal year ended September 30, 2006, $20,275 in brokerage credits were generated.


                                      TAXES

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

Taxation as Regulated Investment Company

                  Each Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Prudent Bear Fund and the Prudent Global Income Fund have each so qualified in each of their fiscal years.

                  In order to qualify as a regulated investment company under Subchapter M, each Fund must have at least 90% of its annual gross income derived from qualified sources and each Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other Code requirements. Certain investment activity of the Funds related to gold and precious metals may result in gross income that does not qualify for the 90% annual gross income requirement and may result in the Fund holding assets that do not qualify for the 50% quarterly asset test.

                  To reduce the risk that a Fund's investments in gold, futures on gold, options on gold futures, and similar investments in other precious metals may result in the Fund's failure to satisfy the requirements of Subchapter M, the Adviser will endeavor to manage each Fund's portfolio so that
(i) less than 10% of the Fund's gross income each year will be derived from such investments, and (ii) less than 50% of the value of a Fund's assets, at the end of each quarter, will be invested in such assets.

                  If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of such a Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

                  Each Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from each Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

                  Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

                  Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Tax Character of Option and Straddle Transactions

                  If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security.

                  With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

                  The Funds may utilize options on stock indexes. Options on "broadbased" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss"). In addition, any nonequity option held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These tax considerations may have an impact on investment decisions made by the Fund.

                  The trading strategies of the Funds may constitute "straddle" transactions. Straddles may affect the short-term or long-term holding period of certain investments for distribution characterization, and may cause the postponement of recognition of losses incurred in certain closing transactions for tax purposes.

Capital Loss Carryover


                  As of September 30, 2006, the Prudent Bear Fund had an accumulated net realized capital loss carryover of $2,974,983 expiring in 2011; $90,004,020 expiring in 2012; $36,433,089 expiring in 2013; and $19,131,095 expiring in 2014. To the extent the Prudent Bear Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.


Foreign Withholding Taxes

                  The Prudent Bear Fund and the Prudent Global Income Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the return on either Fund's investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a

Fund's total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by it that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in his or her income (in addition to taxable dividends actually received) his or her allocable share of such taxes paid by such Fund and will be entitled, subject to certain limitations, to credit his or her portion of these foreign taxes against his or her U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his or her U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income.

                  If the pass through election described above is made, the source of such Fund's income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by such Fund.

                  Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by such Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate: (i) the foreign taxes paid; and (ii) such Fund's dividends and distributions that represent income derived from foreign sources.

Passive Foreign Investment Companies

                  Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"), if that stock is a permissible investment. In general, a foreign company is classified as a PFIC if it meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Unless a Fund makes a "QEF election" or a "mark to market" election as described below, the Fund generally will be subject to an interest charge in addition to federal income tax (at ordinary income rates) on (i) any "excess distribution" received on the stock of a PFIC, or (ii) any gain from disposition of PFIC stock that was acquired in an earlier taxable year. This interest charge and ordinary income tax treatment will apply even if the Fund distributes such income as a taxable dividend to its shareholders. Any portion of a PFIC distribution that is not an "excess distribution", will be included in the Funds' investment company taxable income and, accordingly, will not be taxable to the Funds to the extent they distribute that income to their shareholders.

                  A Fund may avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes an election to treat the particular PFIC as a "qualified electing fund" (a "QEF"), and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. If a Fund invests in a PFIC and makes such a

QEF election, the interest charge and other adverse tax consequences of PFIC status described above will not apply with respect to such PFIC. Instead, the Fund will be required to include in the Fund's income each year the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (which such Fund may have to distribute to satisfy the distribution requirement under Subchapter M ("Distribution Requirement"), even if the QEF does not distribute those earnings and gain to the Fund). In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

                  A Fund may also avoid the imposition of the interest charge and other adverse tax consequences of PFIC status described above if the Fund makes a "mark to market" election with respect to the stock of a particular PFIC, and if this election is made for the first taxable year in which the Fund owns stock of such PFIC. "Marking-to-market," in this context, means including in the Fund's ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over such Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder. The QEF election and the mark-to-market election may accelerate the recognition of income by a Fund (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments to meet its Distribution Requirement (including when it may not be advantageous for a Fund to liquidate such investments), which may accelerate the recognition of gain and affect a Fund's total return.

Backup Withholding

                  The Funds may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

                  The Maryland General Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Act.

                  The Corporation's Bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                  Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange
Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

                  The Corporation's Articles of Incorporation permit the Board of Directors to issue 1,000,000,000 shares of common stock, with a $.0001 par value. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify or reclassify any unissued shares of common stock. Currently the Corporation has authorized two portfolios, the Prudent Bear Fund and the Prudent Global Income Fund. The Prudent Bear Fund has two classes, the No Load Shares and the Class C Shares. The Prudent Global Income Fund has one class only, the No Load Shares. Of the 1,000,000,000 shares of common stock authorized, 250,000,000 have been designated for each of the three classes identified above.

                  Each class of shares of each Fund are fully paid and non-assessable; have no preferences as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Each class of shares bears differing class specific expenses such as 12b-1 fees. Each class of shares of each Fund have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. Generally shares are voted in the aggregate and not by each class or Fund, except where class voting rights (i.e. by Fund or class) is required by Maryland law or the Act.

                  The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the Fund bears to the total net assets of all of the Funds. However the Board of Directors of the Corporation may, in its discretion direct that any one or more general liabilities of the Corporation be allocated among the Funds on a different basis. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  Each of the Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:

                  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2.   Capacity  for  timely   payment  on  issues  with  this
designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Commercial Paper. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
 Ample alternate liquidity is maintained.

                  Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  The Prudent Global Income Fund may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor's.

                  Standard & Poor's Characteristics of Sovereign Debt of Foreign Countries.

AAA Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.

         Prosperous and resilient economies, high per capita incomes.

         Low fiscal deficits and government debt, low inflation.

         Low external debt.

AA Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances. Tightly integrated into global trade and financial system. Differ from AAAs only to a small degree because:

         o Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

         o        More variable fiscal deficits, government debt and inflation.

         o        Moderate to high external debt.

A Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.

         Established trend of integration into global trade and financial system.

         Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

         Usually rapid growth in output and per capita incomes.

         Manageable through variable fiscal deficits, government debt and inflation.

         Usually low but variable debt.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for each of the Funds. As such, PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a)(i)   Registrant's Articles of Incorporation. (1)

         (a)(ii)  Articles Supplementary. (3)

         (a)(iii) Articles Supplementary. (5)

         (a)(iv)  Articles Supplementary. (5)

         (b)      Registrant's Bylaws. (1)

         (c)      None.

         (d)(i)   Investment Advisory Agreement (Prudent Bear Fund). (1)

         (d)(ii)  Investment  Advisory  Agreement  (Prudent Global Income Fund).
                  (4)


         (e)(i) Distribution Agreement with Quasar Distributors, LLC. (6) Amended 2/28/06.


         (e)(ii)  Form of Dealer Agreement. (6)

         (f)      None.


         (g)      Custodian   Agreement  with  U.S.  Bank,  N.A.,  with  related
                  amendment. (7) Amended 2/28/06.

         (h)(i) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (successor to Firstar Trust Company) (Prudent Bear Fund). (1) Amended 2/28/06 and 11/16/06.


         (h)(ii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund). (4) Amended 2/28/06 and 11/16/06.

         (h)(iii) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.
                  (7) Amended 2/28/06.

         (h)(iv) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC. (7) Amended 2/28/06 and 11/16/06.


         (i)      Opinion of Foley & Lardner LLP, counsel for Registrant.

         (j)      Consent of PricewaterhouseCoopers LLP.

         (k)      None.

         (l)      Subscription Agreement. (1)

         (m)(i) Service and Distribution Plan for Prudent Bear Fund No Load Shares. (3)

         (m)(ii) Service and Distribution Plan for Prudent Bear Fund Class C Shares. (3)

         (m)(iii) Service and Distribution Plan for Prudent Global Income Fund No Load Shares. (4)

         (n)      Rule 18f-3 Multi-Class Plan. (4)


         (p) Code of Ethics of Prudent Bear Funds, Inc. and David W. Tice & Associates, LLC. (7)
---------------


(1) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on December 18, 1995 and its accession number is 0000897069-95-000208.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 was filed on January 27, 1998 and its accession number is 0000897069-98-000014.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 4 was filed on September 28, 1998 and its accession number is 0000897069-98-000479.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on November 17, 1999 and its accession number is 0000897069-99-000569.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 28, 2000 and its accession number is 0000897069-00-000021.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 11 was filed on January 28, 2003 and its accession number is 0000897069-03-000102.


(7) Previously filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 15 was filed on January 27, 2006 and its accession number is 0000897069-06-000202.


Item 24. Persons Controlled by or under Common Control with Registrant

                  Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification

                  Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted a bylaw respecting indemnification of its corporate representatives. The general effect of this bylaw may be to reduce the circumstances under which a director or officer may be required to bear the economic burden of their liabilities and expenses. The following bylaw is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.        Indemnification.

                  A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

                  B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made:
(i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

                  C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

                  D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and
(ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

                  E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

                  F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

                  G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters

                  a.  To  the  best  of  the  Registrant's   knowledge,   Quasar
         Distributors, LLC also acts as a principal underwriter for the following other investment companies:

------------------------------------------ -------------------------------------
           Investment Company                         Investment Company
------------------------------------------ -------------------------------------
AIP Alternative Strategies Funds           Jacob Internet Fund Inc.
------------------------------------------ -------------------------------------
AIP - Variable Insurance Trust             Jensen Portfolio
------------------------------------------ -------------------------------------
AIP - UNDERLYING FUNDS TRUST               Julius Baer Funds
------------------------------------------ -------------------------------------
Akros Absolute Return Fund                 Kensington Funds
------------------------------------------ -------------------------------------
Al Frank Funds                             Keystone Mutual Funds
------------------------------------------ -------------------------------------
Allied Asset Advisors Funds                Kiewit Investment Fund L.P.
------------------------------------------ -------------------------------------
Alpine Equity Trust                        Kirr Marbach Partners Funds, Inc.
------------------------------------------ -------------------------------------
Alpine Income Trust                        Lead Short Term Bond Fund
------------------------------------------ -------------------------------------
Alpine Series Trust                        Lighthouse Capital Management
------------------------------------------ -------------------------------------
American Trust Allegiance Fund             LKCM Funds
------------------------------------------ -------------------------------------
Appleton Group                             Masters' Select Fund Trust
------------------------------------------ -------------------------------------
Ascentia Long/Short Fund                   Matrix Asset Advisors, Inc.
------------------------------------------ -------------------------------------
Brandes Investment Trust                   McCarthy Fund
------------------------------------------ -------------------------------------
Brandywine Blue Funds, Inc.                Monetta Fund, Inc.
------------------------------------------ -------------------------------------
Brazos Mutual Funds                        Monetta Trust
------------------------------------------ -------------------------------------
Bridges Investment Fund, Inc.              MP63 Fund
------------------------------------------ -------------------------------------
Buffalo Funds                              Muhlenkamp (Wexford Trust)
------------------------------------------ -------------------------------------
Capital Advisors Funds                     Mutuals.com
------------------------------------------ -------------------------------------
CastleRock Fund                            Mutuals.com Vice Fund
------------------------------------------ -------------------------------------
Chase Funds                                Nicholas Funds
------------------------------------------ -------------------------------------
Cookson Peirce                             Osterweis Funds
------------------------------------------ -------------------------------------
Counterpoint Select Fund                   Perkins Capital Management
------------------------------------------ -------------------------------------
Country Funds                              Permanent Portfolio Funds
------------------------------------------ -------------------------------------
Cullen Funds                               Perritt Opportunities Funds
------------------------------------------ -------------------------------------
Duncan-Hurst Funds                         Phocas Financial Funds
------------------------------------------ -------------------------------------
Edgar Lomax Value Fund                     PIA Funds
------------------------------------------ -------------------------------------
Everest Funds                              PIC Funds
------------------------------------------ -------------------------------------
FFTW Funds, Inc.                           Portfolio 21
------------------------------------------ -------------------------------------
FIMCO Funds                                Primecap Odyssey Funds
------------------------------------------ -------------------------------------
First American Funds, Inc.                 Prudent Bear Funds, Inc.
------------------------------------------ -------------------------------------
First American Investment Funds, Inc.      Purisima Funds
------------------------------------------ -------------------------------------
First American Strategy Funds, Inc.        Quaker Investment Trust
------------------------------------------ -------------------------------------
Fort Pitt Capital Group, Inc.              Rainier Funds
------------------------------------------ -------------------------------------
Fund X Funds                               Rigel Capital, LLC
------------------------------------------ -------------------------------------
Geneva Advisors All Cap Growth Fund        Rockland Small Cap Growth Fund
------------------------------------------ -------------------------------------
Glenmede Fund, Inc.                        Skyhawk Small Cap Fund
------------------------------------------ -------------------------------------
Glenmede Portfolios                        Snow Fund
------------------------------------------ -------------------------------------

------------------------------------------ -------------------------------------
Greenspring Fund                           Stephens Management Co.
------------------------------------------ -------------------------------------
Greenville Small Cap Growth Fund           Structured Investment Fund
------------------------------------------ -------------------------------------
Guinness Atkinson Funds                    Summit Funds
------------------------------------------ -------------------------------------
Harding Loevner Funds                      Teberg Fund
------------------------------------------ -------------------------------------
Hennessy Funds, Inc                        Thompson Plumb (TIM)
------------------------------------------ -------------------------------------
Hennessy Mutual Funds, Inc.                TIFF Investment Program, Inc.
------------------------------------------ -------------------------------------
Hester Total Return Fund                   Tygh Capital Management
------------------------------------------ -------------------------------------
High Pointe Funds                          Villere Fund
------------------------------------------ -------------------------------------
Hodges Fund                                Women's Equity Fund
------------------------------------------ -------------------------------------
Hotchkis and Wiley Funds                   WY Funds
------------------------------------------ -------------------------------------
Intrepid Capital Management
------------------------------------------ -------------------------------------


                  b. To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:



---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal               Position and Offices with Quasar             Positions and Offices
         Business Address (1)                      Distributors, LLC                       with Registrant
---------------------------------------- -------------------------------------- --------------------------------------
James R. Schoenike                                     President                                None

                                                      Board Member
---------------------------------------- -------------------------------------- --------------------------------------
Andrew Strnad                                          Secretary                                None
---------------------------------------- -------------------------------------- --------------------------------------
Teresa Cowan                                      Assistant Secretary                           None
---------------------------------------- -------------------------------------- --------------------------------------
Eric W. Falkeis                                      Board Member                               None
---------------------------------------- -------------------------------------- --------------------------------------
Susan LaFond                                Financial Operations Principal                      None
---------------------------------------- -------------------------------------- --------------------------------------


(1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.


                  c. The total commissions and other compensation received by Quasar Distributors, LLC, directly or indirectly, from the Funds during the fiscal year ended September 30, 2006 is as follows:




                                     Net Underwriting               Compensation on
        Principal                       Discounts                    Redemption and          Brokerage                Other
       Underwriter                    and Commissions                  Repurchases           Commissions          Compensation

Quasar Distributors, LLC                    N/A                            N/A                   N/A                $77,400


Item 28. Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of

Rule 31a-1(b) will be maintained by the Registrant at 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.

Item 29. Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 31st day of January, 2007.


                                   PRUDENT BEAR FUNDS, INC.
                                      (Registrant)



                                   By:  /s/ David W. Tice
                                      ------------------------------------------
                                       David W. Tice, President


                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



                       Name                                          Title                             Date
----------------------------------------------------    --------------------------------     -------------------------

/s/ David W. Tice
--------------------------------------------            President and Treasurer                  January 31, 2007
David W. Tice                                           (Principal Executive,
                                                        Financial and Accounting
                                                        Officer) and a Director

/s/ Gregg Janhnke
--------------------------------------------            Director, Vice President and             January 31, 2007
Gregg Jahnke                                            Secretary

/s/ David Eric Luck                                     Director                                 January 31, 2007
--------------------------------------------
David Eric Luck

/s/ Edmund M. McCarthy                                  Director                                 January 31, 2007
--------------------------------------------
Edmund M. McCarthy

/s/ Elywn Kim Evans                                     Director                                 January 31, 2007
--------------------------------------------
Elywn Kim Evans

                                  EXHIBIT INDEX

         Exhibit No.                Exhibit

          (a)(i)    Registrant's  Articles of  Incorporation.*

          (a)(ii)   Articles Supplementary.*

          (a)(iii)  Articles Supplementary.*

          (a)(iv)   Articles Supplementary.*

          (b)       Registrant's Bylaws.*

          (c)       None.

          (d)(i)    Investment Advisory Agreement (Prudent Bear Fund).*

          (d)(ii)   Investment Advisory Agreement (Prudent Global Income Fund).*


          (e)(i)    Distribution  Agreement  with  Quasar  Distributors,   LLC.*
                    Amended 2/28/06.


          (e)(ii)   Form of Dealer Agreement.*

          (f)       None.


          (g) Custodian Agreement with U.S. Bank, N.A., with related amendment.* Amended 2/28/06.

          (h)(i)    Fund  Administration  Servicing  Agreement with U.S. Bancorp
                    Fund Services, LLC (successor to Firstar Trust Company) (Prudent Bear Fund).* Amended 2/28/06 and 11/16/06.

          (h)(ii) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (Prudent Global Income Fund).* Amended 2/28/06 and 11/16/06.

          (h)(iii) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.* Amended 2/28/06.

          (h)(iv) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.* Amended 2/28/06 and 11/16/06.


          (i)       Opinion of Foley & Lardner LLP, counsel for Registrant.

          (j)       Consent of PricewaterhouseCoopers LLP.

          (k)       None.

          (l)       Subscription Agreement.*

          (m)(i) Service and Distribution Plan for Prudent Bear Fund No Load Shares.*

          (m)(ii) Service and Distribution Plan for Prudent Bear Fund Class C Shares.*


          (m)(iii) Service and Distribution Plan for Prudent Global Income Fund No Load Shares.*

                             Exhibit Index - Page 1

          (n)       Rule 18f-3 Multi-Class Plan.*


          (p) Code of Ethics of Prudent Bear Funds, Inc. and David W. Tice & Associates, LLC.*


--------------
* Previously filed.


                             Exhibit Index - Page 2